UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09571
Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: January 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Semi-Annual Report January 31, 2009	Nuveen Investments Closed-End Funds

NUVEEN SENIOR INCOME FUND NSL NUVEEN FLOATING RATE INCOME FUND JFR NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND JRO

High Current Income from Portfolios of Senior Corporate Loans

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Chairman’s
LETTER TO SHAREHOLDERS

ï Robert P. Bremner ï Chairman of the Board
Dear Shareholders,

I write this letter in a time of continued uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate and extend the course of recovery. At the same time, government officials in the U.S. and abroad have implemented a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to envision that outcome in the current environment.

As you will read in this report, the continuing financial and economic problems are weighing heavily on the values of equities, real estate and fixed-income assets, and unfortunately the performance of your Nuveen Fund has been similarly affected. In addition to the financial statements, I hope that you will carefully review the Portfolio Managers’ Comments, the Common Share Distribution and Share Price Information and the Performance Overview sections of this report. These comments highlight each manager’s pursuit of investment strategies that depend on thoroughly researched securities, diversified portfolio holdings and well established investment disciplines to achieve your Fund’s investment goals. The Fund Board believes that a consistent focus on long-term investment goals provides the basis for successful investment over time and we monitor your Fund with that objective in mind.

Nuveen continues to work on resolving the auction rate preferred shares situation, but the unsettled conditions in the credit markets have slowed progress. Nuveen is actively pursuing a number of solutions, all with the goal of providing liquidity for preferred shareholders while preserving the potential benefits of leverage for common shareholders. We appreciate the patience you have shown as we work through the many issues involved. Please consult the Nuveen website: www.nuveen.com, for the most recent information.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
March 23, 2009

 Portfolio Managers’ COMMENTS

Nuveen Investments Closed-End Funds	NSL, JFR, JRO

The Funds’ investment portfolios have been managed since 2001 by a team led by Gunther Stein of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and the team have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther talks about his management strategies and the performance of the Funds for the six-month period ended January 31, 2009.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THIS SIX-MONTH PERIOD?

The last months of 2008 were one of the worst periods in recent history for many asset classes. During this time, the market saw the virtual collapse of some of the largest and most respected financial firms in the world, including Lehman Brothers and American International Group. While nearly every market and asset class was affected by these events, very few were impacted more than the senior loan market. The demise of Lehman Brothers, which had large amounts of credit-related assets on its books (including senior loans, corporate bonds, high yield bonds and securitized debt), led to a massive deleveraging in the credit markets. Not only was the market driven down by the forced selling of assets by Lehman Brothers into a volatile market, but Lehman was also a major counterparty in the credit default swap (CDS) market. Investors who traded with Lehman in the swap market were attempting to offset exposure, and the uncertainty surrounding Lehman’s exit created significant dislocations during the period.

As Lehman began to flood the market with paper as a known forced seller, buyers willing to pay acceptable prices were virtually non-existent. Many parties had some exposure to Lehman (either directly or indirectly) or held similar assets to those that Lehman was pushing out into the market at fire sale prices. Often they, too, became forced sellers. This forced selling took a number of different forms though the fourth quarter of 2008; however, the result was the same – the simultaneous and broad offering of assets into a marketplace with few or no buyers.

This environment continued through mid-December, as continued markdowns were met with the continued sale of assets. In many cases, this selling was driven by liquidity, meaning that investors sold what they could to raise cash. The senior loan market is larger and generally more liquid than the high yield bond market, one reason that senior debt underperformed on a

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

mark-to-market basis despite the fact that it remains senior to high-yield bonds within a company’s capital structure. In many cases, the market saw senior bank loans trading at higher implied yield than subordinated debt of the same issuers. We believe these types of relative situations created attractive longer-term investment opportunities.

In mid-December, even as fundamentals deteriorated further, the market’s technical factors began to improve. For example, there was a decline in new-issue supply, which helped ease the supply side of the market. On the demand side, we also saw some stabilization. Buyers continued to move into the senior loan market in late December and, in January, the senior loan market staged a strong rally. The Credit Suisse Leveraged Loan Index returned 5.78% during the month, the second highest monthly return since inception of the Index in 1992.

While we expect the loan market to remain volatile going forward, we feel that the market presents many unprecedented values at current levels for investors who are willing to tolerate this volatility. Our buying activity toward the end of this period remained focused on higher-quality issuers. We continued to believe that loans were at depressed levels versus their intrinsic value, and that if this environment continues it may create opportunities to purchase mispriced names.

HOW DID THE FUNDS PERFORM OVER THIS SIX-MONTH PERIOD?

The performance of the Funds, as well as the performance of a widely followed market index, is presented in the accompanying table.

* Six-month returns are cumulative. One-year and five-year returns are annualized.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

1 The CSFB Leveraged Loan Index is a representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index.

Average Annual Total Returns on Common Share Net Asset Value*
For the six-month period ended 1/31/08

	Six-Month	1-Year	5-Year

NSL	-45.48%	-44.64%	-7.87%
JFR	-41.33%	-40.05%	N/A
JRO	-44.37%	-43.19%	N/A
CSFB Leveraged Loan Index[1]	-22.53%	-22.22%	-1.86%

For the six-months ended January 31, 2009, all three Funds significantly underperformed the unmanaged, unleveraged CSFB Leveraged Loan Index. As previously noted, senior loans did not perform well over this period, and this unfavorable environment is reflected in the returns of the Funds and the index shown above. Additionally, the primary factor in the significant relative underperformance of these Funds, compared to that of the index, was the Funds’ use of financial leverage (see below).

This six-month period provided few opportunities to generate positive performance. While this is no excuse for the Fund’s poor performance, it is important to understand that much of the weakness in the loan market has been driven by the swift and broad collapse of financial markets. This led to forced sales in the senior loan markets at very depressed prices, and it proved impossible to protect the Funds against these market-driven events.

One holding that in particular negatively impacted the Funds’ performance was Tribune Company, which filed for bankruptcy on December 9, 2008. When the Funds purchased Tribune, we had confidence that Tribune’s diversified asset portfolio at least partially compensated for the cyclicality of its core media business. However, the credit crisis severely reduced Tribune’s ability to fetch a fair price for their assets. We feel that the recovery in Tribune should lead to higher prices than where the loans traded at the end of the period.

We were able to find a few situations to make money in a collapsing market, such as the position in Alltel, which we purchased not only because we felt it was a good asset but because we felt the Verizon buyout might act as a catalyst to drive Alltel’s term loan higher, which we purchased at a discount to par. We subsequently sold Alltel before the end of the period. In mid-December, our positioning in better quality began to pay off as loans issued by Hospital Corporation of America (HCA, Inc.) advanced. Another positive holding was Univision, which resolved a lawsuit.

IMPACT OF THE FUNDS’ CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

In this unfavorable investment environment, the most significant factor impacting the returns of these Funds relative to those of the index was the Funds’ use of financial leverage. The Funds use leverage because their adviser believes that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional risk – especially when market conditions are as unfavorable as they were during this period. As the prices of most loans held by the Funds declined during the year, the negative impact of these valuation changes on common share net asset value and common shareholder total return was magnified by the use of leverage.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

As noted in the last shareholder report, beginning in February 2008, more shares were submitted for sale in the regularly scheduled auctions for the auction rate preferred shares issued by these Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many or all of the Funds’ auction rate preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction rate preferred shares did not lower the credit quality of these shares, and auction rate preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the auction rate preferred shares.

These developments generally have not affected the portfolio management or investment policies of these Funds. However, one continuing implication for common shareholders of these auction failures is that the Funds’ cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds’ future common share earnings may be lower than they otherwise might have been.

As noted in the last shareholder report, the Funds’ Board of Trustees has authorized a program to redeem portions of the Funds’ auction rate preferred shares, and replace the shares in each Fund’s capital structure with bank borrowings.

As of January 31, 2009, NSL, JFR and JRO had redeemed $20,000,000, $295,000,000 and $180,000,000 of auction rate preferred shares, respectively, equivalent to 43.5%, 73.8% and 75.0% of their respective original outstanding balances of auction rate preferred shares. As of January 31, 2009, NSL, JFR and JRO had $26,000,000, $105,000,000 and $180,000,000, respectively, of auction rate preferred shares still outstanding, and had total leverage ratios of approximately 36%, 35% and 40%, respectively. While the Funds’ Board and management continue to work to resolve this situation, the Funds cannot provide any assurance on when their remaining outstanding auction rate preferred shares might be redeemed.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Distribution and Share Price
INFORMATION

As noted earlier, these Funds use financial leverage to potentially enhance opportunities for additional income for common shareholders. The Funds’ use of this leverage strategy continued to provide incremental income, although the extent of this benefit was reduced to some degree by short-term interest rates that remained relatively high during the early part of the period. This, in turn, kept the Funds’ borrowing costs high. This is one reason NSL’s distribution decreased once and JFR’s and JRO’s distributions decreased twice over the six-month period.

During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s common share NAV. As of January 31, 2009, all three Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

On July 30, 2008, the Funds’ Board of Trustees approved an open market share repurchase program, under which each Fund may repurchase up to 10% of its outstanding common shares. Since the approval of this program, the Funds have not repurchased any of their common shares.

As of January 31, 2009, the Funds were trading at a discount/premium to their common share. NAVs as shown in the accompanying table.

	1/31/09	Six-Month
	–Discount/+Premium	Average Discount

NSL	-4.58%	-13.61%
JFR	+1.97%	-13.25%
JRO	-2.91%	-15.10%

Fund Snapshot
Common Share Price	$3.54

Common Share Net Asset Value	$3.71

Premium/(Discount) to NAV	-4.58%

Latest Dividend	$0.0400

Market Yield	13.56%

Net Assets Applicable to Common Shares ($000)	$110,578

Average Annual Total Return
(Inception 10/26/99)
	On Share
	Price	On NAV
6-Month (Cumulative)	-39.13%	-45.48%

1-Year	-45.16%	-44.64%

5-Year	-10.66%	-7.87%

Since Inception	-2.83%	-1.80%

Industries
(as a % of total investments)
Media	14.2%

Hotels, Restaurants & Leisure	9.6%

Health Care Providers & Services	8.3%

Specialty Retail	7.5%

Building Products	5.3%

Metals & Mining	4.0%

Oil, Gas & Consumable Fuels	3.9%

Airlines	3.7%

Chemicals	3.4%

Real Estate Management & Development	2.9%

Machinery	2.4%

Diversified Telecommunication Services	2.4%

Electric Utilities	2.3%

Insurance	2.3%

Leisure Equipment & Products	2.2%

Electrical Equipment	1.9%

Road & Rail	1.9%

Trading Companies & Distributors	1.8%

Aerospace & Defense	1.6%

Paper & Forest Products	1.5%

Short-Term Investments	2.7%

Other	14.2%

Top Five Issuers
(excluding Short-Term Investments)
(as a % of total investments)
Norwood Promotional Products	3.2%

Building Materials Corporation of America	2.9%

Univision Communications	2.8%

Conseco Inc.	2.3%

Swift Transportation	1.9%

NSL Performance OVERVIEW	Nuveen Senior Income Fund as of January 31, 2009

Portfolio Allocation (as a % of total investments)

2008-2009 Monthly Dividends Per Share

Share Price Performance — Weekly Closing Price

Fund Snapshot
Common Share Price	$6.74

Common Share Net Asset Value	$6.61

Premium/(Discount) to NAV	1.97%

Latest Dividend	$0.0590

Market Yield	10.50%

Net Assets Applicable to Common Shares ($000)	$313,271

Average Annual Total Return
(Inception 3/25/04)
	On Share
	Price	On NAV
6-Month (Cumulative)	-30.18%	-41.33%

1-Year	-33.82%	-40.05%

Since Inception	-8.18%	-8.09%

Industries
(as a % of total investments)
Media	17.7%

Hotels, Restaurants & Leisure	7.6%

Health Care Providers & Services	6.6%

Specialty Retail	5.4%

Diversified Telecommunication Services	5.4%

Chemicals	3.8%

Building Products	3.6%

Real Estate Management & Development	3.1%

Road & Rail	3.0%

IT Services	2.4%

Airlines	2.4%

Electric Utilities	2.3%

Insurance	2.3%

Oil, Gas & Consumable Fuels	1.9%

Containers & Packaging	1.9%

Machinery	1.9%

Wireless Telecommunication Services	1.9%

Diversified Consumer Services	1.8%

Metals & Mining	1.7%

Software	1.6%

Investment Companies	1.5%

Semiconductors & Equipment	1.5%

Food Products	1.4%

Short-Term Investments	3.0%

Other	14.3%

Top Five Issuers
(excluding Short-Term Investments)
(as a % of total investments)
Univision Communications	3.7%

Intelsat Limited	2.6%

Swift Transportation	2.5%

Conseco Inc.	2.4%

Asurion Corporation	2.0%

JFR Performance OVERVIEW	Nuveen Floating Rate Income Fund as of January 31, 2009

Portfolio Allocation (as a % of total investments)

2008-2009 Monthly Dividends Per Share

Share Price Performance — Weekly Closing Price

Fund Snapshot
Common Share Price	$6.01

Common Share Net Asset Value	$6.19

Premium/(Discount) to NAV	-2.91%

Latest Dividend	$0.0650

Market Yield	12.98%

Net Assets Applicable to Common Shares ($000)	$176,035

Average Annual Total Return
(Inception 7/27/04)
	On Share
	Price	On NAV
6-Month (Cumulative)	-36.45%	-44.37%

1-Year	-41.13%	-43.19%

Since Inception	-11.02%	-9.96%

Industries
(as a % of total investments)
Media	18.2%

Hotels, Restaurants & Leisure	8.4%

Diversified Telecommunication Services	6.6%

Health Care Providers & Services	6.5%

Specialty Retail	4.9%

Oil, Gas & Consumable Fuels	4.4%

Chemicals	3.6%

Real Estate Management & Development	3.3%

Building Products	3.2%

Road & Rail	2.9%

Software	2.5%

Electric Utilities	2.4%

Airlines	2.3%

Machinery	2.1%

Containers & Packaging	2.0%

Diversified Consumer Services	1.8%

Wireless Telecommunication Services	1.8%

IT Services	1.8%

Metals & Mining	1.6%

Semiconductors & Equipment	1.5%

Insurance	1.3%

Short-Term Investments	2.1%

Other	14.8%

Top Five Issuers
(excluding Short-Term Investments)
(as a % of total investments)
Qwest Corporation	3.1%

Univision Communications	3.0%

Charter Communications	2.7%

Swift Transportation	2.3%

Toys “R” Us	2.1%

JRO Performance OVERVIEW	Nuveen Floating Rate Income Opportunity Fund as of January 31, 2009

Portfolio Allocation (as a % of total investments)

2008-2009 Monthly Dividends Per Share

Share Price Performance — Weekly Closing Price

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on November 18, 2008; at this meeting the shareholders were asked to vote on the election of Board Members.

	NSL		JFR		JRO
Approval of the Board Members was reached as follows:
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
John P. Amboian
For	25,688,951	—	38,129,436	—	23,428,352	—
Withhold	701,348	—	1,384,923	—	519,412	—

Total	26,390,299	—	39,514,359	—	23,947,764	—

William C. Hunter
For	—	1,239	—	5,355	—	3,304
Withhold	—	8	—	431	—	220

Total	—	1,247	—	5,786	—	3,524

David J. Kundert
For	25,692,415	—	38,122,087	—	23,427,814	—
Withhold	697,884	—	1,392,272	—	519,950	—

Total	26,390,299	—	39,514,359	—	23,947,764	—

William J. Schneider
For	—	1,239	—	5,353	—	3,303
Withhold	—	8	—	433	—	221

Total	—	1,247	—	5,786	—	3,524

Terence J. Toth
For	25,688,696	—	38,126,138	—	23,433,258	—
Withhold	701,603	—	1,388,221	—	514,506	—

Total	26,390,299	—	39,514,359	—	23,947,764	—

NSL
Nuveen Senior Income Fund Portfolio of INVESTMENTS

January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 144.1% (95.2% of Total Investments) (4)

	Aerospace & Defense – 2.5% (1.6% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.424%	7/31/14	BB–	$272,872
566	DAE Aviation Holdings, Inc., Term Loan B2	4.919%	7/31/14	BB–	268,996
2,362	Vought Aircraft Industries, Inc., Term Loan	2.910%	12/22/11	Ba3	1,814,911
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	2.936%	12/22/10	Ba3	362,727

4,047	Total Aerospace & Defense				2,719,506

	Airlines – 5.6% (3.7% of Total Investments)

1,980	Delta Air Lines, Inc., Credit Linked Deposit	2.427%	4/30/12	Ba2	1,342,440
1,970	Delta Air Lines, Inc., Term Loan	3.686%	4/30/14	B	1,001,182
2,586	Northwest Airlines, Inc., DIP Term Loan	2.390%	12/31/10	BB–	2,185,590
3,112	United Air Lines, Inc., Term Loan B	2.419%	2/01/14	B+	1,664,801

9,648	Total Airlines				6,194,013
	Auto Components – 1.3% (0.8% of Total Investments)

1,977	Federal-Mogul Corporation, Tranche B, Term Loan	2.355%	12/29/14	Ba2	948,722
1,008	Federal-Mogul Corporation, Tranche C, Term Loan	2.302%	12/28/15	Ba2	484,042

2,985	Total Auto Components				1,432,764
	Building Products – 8.0% (5.3% of Total Investments)

794	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	B–	208,456
2,000	Building Materials Corporation of America, Term Loan, Second Lien	6.250%	9/15/14	Caa2	830,000
5,911	Building Materials Corporation of America, Term Loan	3.874%	2/22/14	B+	3,854,556
2,437	Euramax Holdings, Inc., Term Loan	8.750%	6/29/12	B–	944,425
2,391	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	1,040,227
2,415	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	1,050,365
1,955	TFS Acquisition, Term Loan	4.959%	8/11/13	B	879,750

17,903	Total Building Products				8,807,779
	Chemicals – 5.1% (3.4% of Total Investments)

400	Celanese US Holdings LLC, Credit Linked Deposit	0.448%	4/02/14	BB+	328,667
2,933	Hexion Specialty Chemicals, Inc., Term Loan C4	5.500%	5/05/13	Ba3	1,158,337
716	Huntsman International LLC, Term Loan	2.161%	4/19/14	BB+	508,394
906	Ineos US Finance LLC, Tranche B2	8.202%	12/16/13	CCC+	348,902
906	Ineos US Finance LLC, Tranche C2	8.702%	12/16/14	CCC+	356,840
1,970	ISP Chemco, Inc., Term Loan	2.807%	6/04/14	BB–	1,480,784
1,000	LyondellBasell Finance Company, Term Loan B2, (5), (6), WI/DD	TBD	TBD	Caa2	353,750
1,980	Univar, Inc., Term Loan	4.459%	10/10/14	B+	1,096,425

10,811	Total Chemicals				5,632,099
	Commercial Services & Supplies – 1.3% (0.9% of Total Investments)

1,765	Rental Services Corporation, Term Loan	4.711%	11/27/13	B–	1,111,712
568	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	333,493

2,333	Total Commercial Services & Supplies				1,445,205
	Containers & Packaging – 1.9% (1.2% of Total Investments)

1,435	Graham Packaging Company, L.P., Term Loan	4.508%	10/07/11	B+	1,158,613
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	3.000%	11/01/10	B1	292,192
283	Smurfit-Stone Container Corporation, Term Loan B	3.780%	11/01/11	B1	189,083
467	Smurfit-Stone Container Corporation, Term Loan C	3.858%	11/01/11	B1	307,250
167	Smurfit-Stone Container Corporation, Tranche C1	2.500%	11/01/11	B1	109,909

2,789	Total Containers & Packaging				2,057,047
	Diversified Consumer Services – 2.1% (1.4% of Total Investments)

958	Cengage Learning Acquisitions, Inc., Term Loan	2.910%	7/05/14	B+	728,835
2,256	West Corporation, Term Loan	2.783%	10/24/13	BB–	1,621,141

3,214	Total Diversified Consumer Services				2,349,976
	Diversified Financial Services – 1.0% (0.6% of Total Investments)

1,995	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	BB–	1,097,250

NSL	Nuveen Senior Income Fund (continued) Portfolio of INVESTMENTS January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Diversified Telecommunication Services – 3.7% (2.4% of Total Investments)

$328	Intelsat, Tranche B, Term Loan A	3.925%	1/03/14	BB–	$284,268
328	Intelsat, Tranche B, Term Loan B	3.925%	1/03/14	BB–	284,182
328	Intelsat, Tranche B, Term Loan C	3.925%	1/03/14	BB–	284,182
2,000	Intelsat, Unsecured Term Loan	3.921%	2/01/14	BB–	1,480,000
2,267	Level 3 Financing, Inc., Term Loan	3.255%	3/13/14	B+	1,657,905
5,000	WCI Capital Corporation, Term Loan B, (5), (6)	0.000%	9/30/07	N/R	53,125

10,251	Total Diversified Telecommunication Services				4,043,662
	Electric Utilities – 3.5% (2.3% of Total Investments)

403	Calpine Corporation, DIP Revolver, (7)	2.541%	3/31/14	B+	208,333
1,208	Calpine Corporation, DIP Term Loan	4.335%	3/31/14	B+	933,431
1,965	TXU Corporation, Term Loan B2	4.752%	10/10/14	Ba3	1,376,009
1,975	TXU Corporation, Term Loan B3	3.906%	10/10/14	Ba3	1,381,512

5,551	Total Electric Utilities				3,899,285
	Electrical Equipment – 2.9% (1.9% of Total Investments)

2,929	Allison Transmission Holdings, Inc., Term Loan	3.169%	8/07/14	BB–	1,915,314
1,409	Sensus Metering Systems, Inc., Term Loan B1	3.132%	12/17/10	BB	1,281,913

4,338	Total Electrical Equipment				3,197,227
	Electronic Equipment & Instruments – 0.9% (0.6% of Total Investments)

1,950	Sensata Technologies B.V., Term Loan	2.934%	4/27/13	BB–	1,020,094
	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

442	Dresser-Rand Group, Inc., Term Loan	4.407%	5/04/14	B+	320,862
500	SemGroup, L.P., Term Loan B2, WI/DD	TBD	TBD	Caa3	206,250

942	Total Energy Equipment & Services				527,112
	Food Products – 1.8% (1.2% of Total Investments)

252	Dole Food Company, Inc., Deposit-Funded Commitment	2.790%	4/12/13	Ba3	210,436
445	Dole Food Company, Inc., Term Loan B	2.479%	4/12/13	Ba3	372,023
1,659	Dole Food Company, Inc., Term Loan C	2.941%	4/12/13	Ba3	1,386,051

2,356	Total Food Products				1,968,510
	Health Care Equipment & Supplies – 1.0% (0.7% of Total Investments)

944	Symbion, Inc., Term Loan A	3.659%	8/01/13	Ba3	566,100
944	Symbion, Inc., Term Loan B	3.659%	8/01/14	Ba3	566,100

1,888	Total Health Care Equipment & Supplies				1,132,200
	Health Care Providers & Services – 12.5% (8.3% of Total Investments)

1,700	HCA, Inc., Term Loan A, WI/DD	TBD	TBD	BB	1,458,281
1,233	HCA, Inc., Term Loan, WI/DD	TBD	TBD	BB	1,022,666
4,167	Health Management Associates, Inc., Term Loan, DD1	3.209%	2/28/14	BB–	2,991,112
764	HealthSouth Corporation, Term Loan	4.493%	3/10/13	BB–	672,120
462	IASIS Healthcare LLC, Delayed Term Loan	2.409%	3/14/14	Ba2	396,901
124	IASIS Healthcare LLC, Letter of Credit	0.319%	3/14/14	Ba2	106,372
1,334	IASIS Healthcare LLC, Term Loan	2.409%	3/14/14	Ba2	1,147,003
3,870	LifeCare, Term Loan B	5.430%	8/11/12	B2	2,380,050
2,888	Select Medical Corporation, Term Loan	4.153%	2/24/12	Ba2	2,288,344
1,583	Vanguard Health Holding Company II LLC, Replacement Term Loan	3.273%	9/23/11	Ba3	1,367,129

18,125	Total Health Care Providers & Services				13,829,978
	Hotels, Restaurants & Leisure – 14.5% (9.6% of Total Investments)

4,863	24 Hour Fitness Worldwide, Inc., Term Loan B	3.434%	6/08/12	Ba3	3,014,751
1,756	Ameristar Casinos, Inc., Term Loan B	2.411%	11/10/12	BB+	1,071,444
1,411	Buffets, Inc., DIP Term Loan, (5)	19.000%	1/22/09	B–	1,375,610
763	CBRL Group, Inc., Term Loan B1	4.700%	4/28/13	BB–	572,053
92	CBRL Group, Inc., Term Loan B2	1.910%	4/28/13	BB–	68,818
3,718	CCM Merger, Inc., Term Loan B	3.666%	7/13/12	B+	1,951,768
1,950	Cedar Fair LP, Term Loan	2.409%	8/30/12	BB–	1,483,625
1,000	Fontainebleau Las Vegas LLC, Delayed Term Loan, (7), (8)	2.000%	6/06/14	B	(725,000)
2,000	Fontainebleau Las Vegas LLC, Term Loan	5.443%	6/06/14	B	550,000
349	Isle of Capri Casinos, Inc., Delayed Term Loan A	3.209%	11/25/13	B+	235,354
464	Isle of Capri Casinos, Inc., Delayed Term Loan B	3.209%	11/25/13	B+	312,220
1,159	Isle of Capri Casinos, Inc., Delayed Term Loan	3.209%	11/25/13	B+	780,550
1,000	QCE LLC, Term Loan	7.218%	11/05/13	N/R	402,500
985	Travelport LLC, Delayed Term Loan	3.709%	8/23/13	Ba2	571,300

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure (continued)

$268	Travelport LLC, Letter of Credit	3.709%	8/23/13	Ba2	$155,246
1,334	Travelport LLC, Term Loan	3.041%	8/23/13	Ba2	773,714
796	Venetian Casino Resort LLC, Delayed Term Loan	2.160%	5/23/14	B+	393,459
3,152	Venetian Casino Resort LLC, Term Loan	2.160%	5/23/14	B+	1,558,019
2,444	Wintergames Holdings, Term Loan A	7.910%	12/22/13	N/R	1,496,680

29,504	Total Hotels, Restaurants & Leisure				16,042,111
	Household Durables – 0.2% (0.1% of Total Investments)

522	Shea Homes, Inc., Term Loan	3.621%	10/27/11	Ba2	247,898
	Insurance – 3.4% (2.3% of Total Investments)

5,858	Conseco, Inc., Term Loan	2.386%	10/10/13	B+	3,793,009
	IT Services – 1.7% (1.1% of Total Investments)

968	First Data Corporation, Term Loan B1	3.141%	9/24/14	BB–	616,813
733	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	5.210%	7/28/12	B+	176,000
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.959%	3/03/14	CCC+	304,000
1,052	SunGard Data Systems, Inc., Term Loan B	3.707%	2/28/14	BB	822,472

4,020	Total IT Services				1,919,285
	Leisure Equipment & Products – 3.3% (2.2% of Total Investments)

2,734	Bombardier Recreational Products, Inc., Term Loan	4.224%	6/28/13	B	1,291,899
1,717	Herbst Gaming, Inc., Delayed Term Loan, (6)	0.000%	12/02/11	D	440,032
3,250	Herbst Gaming, Inc., Term Loan, (6)	0.000%	12/02/11	D	832,806
3,686	Wimar OpCo LLC, Term Loan, (5)	6.500%	1/03/12	N/R	1,087,331

11,387	Total Leisure Equipment & Products				3,652,068
	Machinery – 3.7% (2.4% of Total Investments)

356	Navistar International Corporation, Synthetic Letter of Credit	6.035%	1/19/12	N/R	254,222
978	Navistar International Corporation, Term Loan	3.659%	1/19/12	N/R	699,111
1,761	Oshkosh Truck Corporation, Term Loan	2.886%	12/06/13	BB+	1,230,338
553	Rexnord Corporation, Incremental Term Loan	2.938%	7/19/13	Ba2	435,344
1,869	Rexnord Corporation, Term Loan	3.335%	7/19/13	Ba2	1,471,721

5,517	Total Machinery				4,090,736
	Media – 21.4% (14.2% of Total Investments)

4,385	American Media Operations, Inc., Term Loan	3.950%	1/13/13	B2	2,630,976
1,440	Carmike Cinemas, Inc., Term Loan	5.190%	5/19/12	B1	1,099,037
1,965	Cequel Communications LLC, Term Loan B	2.575%	11/05/13	BB–	1,575,860
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	3.959%	3/06/14	B1	578,000
2,000	Charter Communications Operating Holdings LLC, Term Loan, WI/DD	TBD	TBD	B1	1,535,000
3,000	Citadel Broadcasting Corporation, Term Loan	2.173%	6/12/14	B+	1,275,000
2,940	Idearc, Inc., Term Loan	3.415%	11/17/14	B2	1,020,915
3,900	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	4.217%	4/08/12	N/R	1,797,899
1,898	Neilsen Finance LLC, Term Loan, DD1	3.884%	8/09/13	Ba3	1,518,193
1,888	Philadelphia Newspapers, Term Loan	0.000%	6/29/13	N/R	314,700
2,000	Readers Digest Association, Inc., Term Loan, WI/DD	TBD	TBD	B2	800,000
4,910	Tribune Company, Term Loan B, (5), (6)	0.000%	6/04/14	Ca	1,373,038
683	Tribune Company, Term Loan X, (5), (6)	0.000%	6/04/09	Ca	191,829
1,541	Univision Communications, Inc., Term Loan, Second Lien	2.909%	3/29/09	CCC	1,348,375
6,000	Univision Communications, Inc., Term Loan	2.659%	9/29/14	B2	3,190,717
406	Valassis Communications, Inc., Delayed Term Loan	3.210%	3/02/14	Ba2	267,141
1,223	Valassis Communications, Inc., Tranche B, Term Loan	3.210%	3/02/14	Ba2	805,639
2,839	WMG Acquisition Corporation, Term Loan	3.340%	2/28/11	BB	2,381,426

44,018	Total Media				23,703,745
	Metals & Mining – 6.0% (4.0% of Total Investments)

1,960	Aleris International, Inc., Term Loan, (5)	2.375%	12/19/13	CCC+	719,600
1,841	Amsted Industries, Inc., Delayed Term Loan	4.136%	4/08/13	BB	1,279,172
2,535	Amsted Industries, Inc., Term Loan	3.235%	4/08/13	BB	1,761,529
1,970	Edgen Murray II LP, Term Loan	4.296%	5/11/14	B	1,392,134
2,650	John Maneely Company, Term Loan	4.436%	12/08/13	B+	1,470,724

10,956	Total Metals & Mining				6,623,159
	Oil, Gas & Consumable Fuels – 5.9% (3.9% of Total Investments)

2,000	Alon Refining Krotz Springs, Inc., Term Loan	10.526%	7/03/14	B1	850,000
438	Big West Oil LLC, Term Loan, (5)	4.500%	5/15/14	Ca	207,813

NSL	Nuveen Senior Income Fund (continued) Portfolio of INVESTMENTS January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Oil, Gas & Consumable Fuels (continued)

$550	Big West Oil LLC, Term Loan, (5)	4.500%	5/15/14	Ca	$261,250
301	Coffeyville Resources LLC, Credit Linked Deposit	6.000%	12/28/10	BB–	216,430
968	Coffeyville Resources LLC, Tranche D, Term Loan	8.500%	12/28/13	BB–	697,075
1,870	Quicksilver Resource, Inc., Term Loan	7.750%	8/08/13	B1	1,388,698
2,000	Venoco, Inc., Term Loan	6.250%	9/20/11	B	945,000
3,490	Western Refining, Inc., Term Loan, DD1	9.250%	5/30/14	BB–	1,958,706

11,617	Total Oil, Gas & Consumable Fuels				6,524,972
	Paper & Forest Products – 1.7% (1.1% of Total Investments)

3,950	Wilton Products, Term Loan	3.615%	11/16/14	Ba3	1,836,750
	Pharmaceuticals – 1.4% (0.9% of Total Investments)

813	Stiefel Laboratories, Inc., Delayed Term Loan	3.410%	12/28/13	BB–	679,195
1,063	Stiefel Laboratories, Inc., Term Loan	3.410%	12/28/13	BB–	887,984

1,876	Total Pharmaceuticals				1,567,179
	Real Estate Management & Development – 4.4% (2.9% of Total Investments)

3,721	Capital Automotive LP, Term Loan	2.200%	12/15/10	Ba1	1,530,947
4,020	LNR Property Corporation, Term Loan B, DD1	6.690%	7/12/11	BB	2,164,099
1,945	Realogy Corporation, Delayed Term Loan	4.673%	10/10/13	Caa1	1,157,988

9,686	Total Real Estate Management & Development				4,853,034
	Road & Rail – 2.8% (1.9% of Total Investments)

6,837	Swift Transportation Company, Inc., Term Loan	5.487%	5/10/14	B+	3,134,438
	Semiconductors & Equipment – 0.7% (0.5% of Total Investments)

1,520	Freescale Semiconductor, Inc., Term Loan	3.931%	11/29/13	B1	786,600
	Software – 2.0% (1.3% of Total Investments)

2,519	Dealer Computer Services, Inc., Term Loan	2.409%	10/26/12	BB	1,335,115
2,000	IPC Systems, Inc., Term Loan, Second Lien	6.750%	5/31/15	CCC+	383,333
931	IPC Systems, Inc., Term Loan	3.709%	5/31/14	B+	528,510

5,450	Total Software				2,246,958
	Specialty Retail – 11.3% (7.5% of Total Investments)

307	Blockbuster, Inc., Tranche A, Term Loan	5.800%	8/20/09	B1	257,526
1,156	Blockbuster, Inc., Tranche B, Term Loan	5.976%	8/20/11	B1	753,874
1,149	Burlington Coat Factory Warehouse Corporation, Term Loan	4.450%	5/28/13	B3	519,387
2,841	Michaels Stores, Inc., Term Loan	2.770%	10/31/13	B	1,732,169
1,122	Micro Warehouse, Inc., Term Loan B, (5), (6), (9)	0.000%	1/30/07	N/R	165,826
3,876	Norwood Promotional Products, Inc., Term Loan A	6.750%	8/17/09	N/R	2,994,197
6,536	Norwood Promotional Products, Inc., Term Loan B	1.000%	8/17/11	N/R	2,287,644
971	Sally Holdings LLC, Term Loan	3.849%	11/16/13	BB	811,059
2,000	Toys “R” Us – Delaware, Inc., Term Loan B	4.584%	7/19/12	BB–	1,028,572
4,000	TRU 2005 RE Holding Co I LLC, Term Loan	3.448%	12/08/09	B3	1,932,500

23,958	Total Specialty Retail				12,482,754
	Trading Companies & Distributors – 2.8% (1.8% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	2.188%	8/31/11	BB+	1,468,320
393	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.398%	1/20/14	B+	306,327
1,607	Brenntag Holdings GmbH & Co. KG, Facility B2	3.140%	1/20/14	B+	1,253,673

3,824	Total Trading Companies & Distributors				3,028,320
	Wireless Telecommunication Services – 1.3% (0.9% of Total Investments)

2,000	Asurion Corporation, Term Loan	4.325%	7/03/14	N/R	1,460,000

$283,626	Total Variable Rate Senior Loan Interests (cost $271,275,639)				159,346,723

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 3.0% (2.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
$1,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	C	$40,000

	Paper & Forest Products – 0.5% (0.4% of Total Investments)

2,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	4.934%	8/01/14	B+	590,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Semiconductors & Equipment – 1.2% (0.8% of Total Investments)

$100	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	6.684%	6/01/13	BB–	$83,500
5,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	3.934%	10/15/13	Caa1	1,218,750

5,100	Total Semiconductors & Equipment				1,302,250
	Textiles, Apparel & Luxury Goods – 1.3% (0.9% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	5.035%	12/15/14	B	1,470,000

$10,100	Total Corporate Bonds (cost $9,155,000)				3,402,250

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 4.2% (2.7% of Total Investments)

$4,600	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/30/09, repurchase price $4,599,895, collateralized by $4,700,000 U.S. Treasury Bills, 0.000%, due 7/30/09, value $4,692,010	0.050%	2/02/09		$4,599,876

	Total Short-Term Investments (cost $4,599,876)				4,599,876

	Total Investments (cost $285,030,515) – 151.3%				167,348,849

	Borrowings – (33.8)% (11)				(37,400,000)

	Other Assets Less Liabilities – 6.0%				6,629,154

	Preferred Shares, at Liquidation Value – (23.5)% (11)				(26,000,000)

	Net Assets Applicable to Common Shares – 100%				$110,578,003

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to January 31, 2009, this issue was under the protection of the Federal Bankruptcy Court.
(6)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at January 31, 2009.
(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2009.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(10)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(11)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 22.3% and 15.5%, respectively.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

JFR
Nuveen Floating Rate Income Fund Portfolio of INVESTMENTS
January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 131.7% (89.5% of Total Investments) (4)

	Aerospace & Defense – 1.3% (0.9% of Total Investments)

$2,300	Transdigm, Inc., Term Loan B	3.498%	6/23/13	BB–	$2,012,500
2,362	Vought Aircraft Industries, Inc., Term Loan	2.910%	12/22/11	Ba3	1,814,911
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	2.936%	12/22/10	Ba3	362,727

5,207	Total Aerospace & Defense				4,190,138

	Airlines – 3.5% (2.4% of Total Investments)

2,504	ACTS Aero Technical Support & Services Inc., Term Loan, (6)	4.333%	10/16/14	N/R	312,956
1,980	Delta Air Lines, Inc., Credit Linked Deposit	2.427%	4/30/12	Ba2	1,342,440
1,980	Delta Air Lines, Inc., Term Loan	3.686%	4/30/14	B	1,006,213
5,887	Northwest Airlines, Inc., DIP Term Loan	2.390%	12/31/10	BB–	4,974,102
6,153	United Air Lines, Inc., Term Loan B	2.419%	2/01/14	B+	3,291,766

18,504	Total Airlines				10,927,477
	Auto Components – 1.6% (1.1% of Total Investments)

5,631	Federal-Mogul Corporation, Tranche B, Term Loan	2.355%	12/29/14	Ba2	2,702,977
3,316	Federal-Mogul Corporation, Tranche C, Term Loan	2.302%	12/28/15	Ba2	1,591,724
1,000	Goodyear Tire & Rubber Company, Term Loan	2.140%	4/30/14	Ba1	740,000

9,947	Total Auto Components				5,034,701
	Building Products – 5.3% (3.6% of Total Investments)

1,588	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	B–	416,913
5,000	Building Materials Corporation of America, Term Loan, Second Lien	6.250%	9/15/14	Caa2	2,075,000
7,824	Building Materials Corporation of America, Term Loan	3.874%	2/22/14	B+	5,102,411
8,158	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	3,548,536
8,237	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	3,583,121
3,910	TFS Acquisition, Term Loan	4.959%	8/11/13	B	1,759,500

34,717	Total Building Products				16,485,481
	Capital Markets – 1.1% (0.8% of Total Investments)

685	BNY Convergex Group LLC, Incremental Term Loan	3.848%	10/02/13	B+	464,098
4,643	BNY Convergex Group LLC, Term Loan	4.460%	10/02/13	B+	3,145,536

5,328	Total Capital Markets				3,609,634
	Chemicals – 5.6% (3.8% of Total Investments)

1,400	Celanese US Holdings LLC, Credit Linked Deposit	0.448%	4/02/14	BB+	1,150,334
1,529	Foamex LP, Term Loan B, (6)	4.270%	2/12/13	Ca	479,014
4,806	Hexion Specialty Chemicals, Inc., Term Loan C1	3.688%	5/05/13	Ba3	2,042,550
1,044	Hexion Specialty Chemicals, Inc., Term Loan C2	3.750%	5/05/13	Ba3	443,700
3,653	Huntsman International LLC, Term Loan	2.161%	4/19/14	BB+	2,595,435
3,728	Ineos US Finance LLC, Tranche B2	8.202%	12/16/13	CCC+	1,435,305
3,728	Ineos US Finance LLC, Tranche C2	8.702%	12/16/14	CCC+	1,467,925
440	JohnsonDiversey, Inc., Term Loan	5.193%	12/16/11	Ba2	391,772
1,444	Lucite International, Term Loan B1	3.430%	7/07/13	B+	1,299,504
511	Lucite International, Term Loan B2	3.431%	7/07/13	B+	460,168
2,000	LyondellBasell Finance Company, Term Loan B2, (5), (6), WI/DD	TBD	TBD	Caa2	707,500
2,462	Rockwood Specialties Group, Inc., Term Loan E	1.909%	7/30/12	BB+	2,171,639
990	Solutia, Inc., Term Loan	8.500%	2/28/14	B+	662,991
3,960	Univar, Inc., Term Loan	4.459%	10/10/14	B+	2,192,850

31,695	Total Chemicals				17,500,687
	Commercial Services & Supplies – 1.6% (1.1% of Total Investments)

972	NCO Financial Systems, Inc., Term Loan	6.159%	5/15/13	Ba3	704,882
4,367	Rental Services Corporation, Term Loan	4.711%	11/27/13	B–	2,751,037
1,135	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	666,986
1,763	Xerium Technologies, Inc., Term Loan B	6.959%	5/21/12	B–	978,430

8,237	Total Commercial Services & Supplies				5,101,335
	Communications Equipment – 0.4% (0.3% of Total Investments)

2,340	Aspect Software, Inc., Term Loan B	4.563%	7/11/11	B1	1,216,800

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Consumer Finance – 0.3% (0.2% of Total Investments)

$2,825	Peach Holdings, Inc., Term Loan	5.218%	11/30/13	B	$1,002,875
	Containers & Packaging – 2.8% (1.9% of Total Investments)

491	Amscan Holdings Inc., Term Loan	3.930%	5/25/13	B1	335,278
7,782	Graham Packaging Company, L.P., Term Loan	4.508%	10/07/11	B+	6,281,617
699	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	3.000%	11/01/10	B1	467,506
783	Smurfit-Stone Container Corporation, Term Loan B	3.780%	11/01/11	B1	524,132
1,476	Smurfit-Stone Container Corporation, Term Loan C	3.858%	11/01/11	B1	970,681
463	Smurfit-Stone Container Corporation, Tranche C1	2.500%	11/01/11	B1	304,664

11,694	Total Containers & Packaging				8,883,878
	Diversified Consumer Services – 2.7% (1.8% of Total Investments)

4,873	Cengage Learning Acquisitions, Inc., Term Loan	2.910%	7/05/14	B+	3,708,687
6,458	West Corporation, Term Loan	2.783%	10/24/13	BB–	4,641,782

11,331	Total Diversified Consumer Services				8,350,469
	Diversified Financial Services – 0.3% (0.2% of Total Investments)

1,995	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	BB–	1,097,250
	Diversified Telecommunication Services – 6.6% (4.5% of Total Investments)

896	Choice One Communications, Term Loan B	5.876%	6/30/12	B2	461,293
3,204	Intelsat, Tranche B, Term Loan A	3.925%	1/03/14	BB–	2,773,800
3,203	Intelsat, Tranche B, Term Loan B	3.925%	1/03/14	BB–	2,772,959
3,203	Intelsat, Tranche B, Term Loan C	3.925%	1/03/14	BB–	2,772,959
3,861	Intelsat, Tranche B, Term Loan	3.925%	7/01/13	BB–	3,424,335
6,800	Level 3 Financing, Inc., Term Loan	3.255%	3/13/14	B+	4,973,714
3,850	MetroPCS Wireless, Inc., Term Loan	4.486%	11/03/13	Ba2	3,369,917

25,017	Total Diversified Telecommunication Services				20,548,977
	Electric Utilities – 3.5% (2.3% of Total Investments)

1,611	Calpine Corporation, DIP Revolver, (7)	2.541%	3/31/14	B+	833,333
5,830	Calpine Corporation, DIP Term Loan	4.335%	3/31/14	B+	4,504,383
3,923	TXU Corporation, Term Loan B2	4.752%	10/10/14	Ba3	2,746,740
3,950	TXU Corporation, Term Loan B3	3.906%	10/10/14	Ba3	2,763,025

15,314	Total Electric Utilities				10,847,481

	Electrical Equipment – 1.0% (0.7% of Total Investments)
4,882	Allison Transmission Holdings, Inc., Term Loan	3.169%	8/07/14	BB–	3,192,190

	Electronic Equipment & Instruments – 0.2% (0.1% of Total Investments)

975	Sensata Technologies B.V., Term Loan	2.934%	4/27/13	BB–	510,047

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

953	PGS Finance, Inc., Term Loan	3.210%	6/29/15	Ba2	688,783
1,000	SemGroup, L.P., Term Loan B2, WI/DD	TBD	TBD	Caa3	412,500

1,953	Total Energy Equipment & Services				1,101,283
	Food Products – 1.2% (0.8% of Total Investments)

465	Dole Food Company, Inc., Deposit-Funded Commitment	2.790%	4/12/13	Ba3	388,704
822	Dole Food Company, Inc., Term Loan B	2.479%	4/12/13	Ba3	687,179
3,064	Dole Food Company, Inc., Term Loan C	2.941%	4/12/13	Ba3	2,560,228

4,351	Total Food Products				3,636,111
	Health Care Providers & Services – 9.4% (6.4% of Total Investments)

33	Community Health Systems, Inc., Delayed Term Loan	2.948%	7/25/14	BB	27,875
638	Community Health Systems, Inc., Term Loan	4.445%	7/25/14	BB	542,417
9,381	Health Management Associates, Inc., Term Loan	3.209%	2/28/14	BB–	6,734,478
1,529	HealthSouth Corporation, Term Loan	4.493%	3/10/13	BB–	1,344,240
2,029	IASIS Healthcare LLC, Delayed Term Loan	2.409%	3/14/14	Ba2	1,744,826
544	IASIS Healthcare LLC, Letter of Credit	0.319%	3/14/14	Ba2	467,625
5,863	IASIS Healthcare LLC, Term Loan	2.409%	3/14/14	Ba2	5,042,373
1,280	Invacare Corporation, Term Loan B	3.424%	2/12/13	BB	1,043,200
3,870	LifeCare, Term Loan B	5.430%	8/11/12	B2	2,380,050
519	LifePoint Hospitals, Inc.,Term Loan B	3.821%	4/18/12	Ba1	467,054
2,888	Select Medical Corporation, Term Loan	4.153%	2/24/12	Ba2	2,288,344
8,528	Vanguard Health Holding Company II LLC, Replacement Term Loan	3.273%	9/23/11	Ba3	7,364,309

37,102	Total Health Care Providers & Services				29,446,791

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of INVESTMENTS January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Technology – 0.5% (0.3% of Total Investments)

$1,881	Emdeon Business Services LLC, Term Loan	3.459%	11/18/13	BB–	$1,626,658
	Hotels, Restaurants & Leisure – 9.7% (6.6% of Total Investments)

9,185	24 Hour Fitness Worldwide, Inc., Term Loan B	3.434%	6/08/12	Ba3	5,694,780
1,114	Ameristar Casinos, Inc., Term Loan B	2.411%	11/10/12	BB+	679,505
27	Buffets, Inc., DIP Term Loan, WI/DD	TBD	TBD	N/R	5,730
273	Buffets, Inc., DIP Rollover Term Loan, WI/DD	TBD	TBD	N/R	57,804
84	Buffets, Inc., Letter of Credit, WI/DD	TBD	TBD	N/R	17,793
564	Buffets, Inc., Term Loan, WI/DD	TBD	TBD	N/R	119,330
763	CBRL Group, Inc., Term Loan B1	4.700%	4/28/13	BB–	572,053
92	CBRL Group, Inc., Term Loan B2	1.910%	4/28/13	BB–	68,818
4,875	Cedar Fair LP, Term Loan	2.409%	8/30/12	BB–	3,709,063
667	Fontainebleau Las Vegas LLC, Delayed Term Loan, (7), (8)	2.000%	6/06/14	B	(483,333)
1,333	Fontainebleau Las Vegas LLC, Term Loan	5.443%	6/06/14	B	366,667
946	Green Valley Ranch Gaming LLC, Term Loan B	4.246%	2/16/14	B	406,839
597	Isle of Capri Casinos, Inc., Delayed Term Loan A	3.209%	11/25/13	B+	402,384
679	Isle of Capri Casinos, Inc., Delayed Term Loan B	3.209%	11/25/13	B+	457,544
1,698	Isle of Capri Casinos, Inc., Delayed Term Loan	3.209%	11/25/13	B+	1,143,861
3,950	Orbitz Worldwide, Inc., Term Loan	4.242%	7/25/14	BB–	1,757,750
1,970	Travelport LLC, Delayed Term Loan	3.709%	8/23/13	Ba2	1,142,600
981	Travelport LLC, Letter of Credit	3.709%	8/23/13	Ba2	569,236
4,891	Travelport LLC, Term Loan	3.041%	8/23/13	Ba2	2,836,953
3,318	Venetian Casino Resort LLC, Delayed Term Loan	2.160%	5/23/14	B+	1,640,099
13,469	Venetian Casino Resort LLC, Term Loan	2.160%	5/23/14	B+	6,657,437
4,073	Wintergames Holdings, Term Loan A	7.910%	12/22/13	N/R	2,494,467

55,549	Total Hotels, Restaurants & Leisure				30,317,380
	Household Durables – 0.1% (0.1% of Total Investments)

339	Rent-A-Center Inc., Term Loan B	2.148%	6/30/12	BB+	286,600
	Household Products – 0.7% (0.5% of Total Investments)

2,543	Prestige Brands, Inc., Term Loan B	2.660%	4/06/11	BB–	2,225,547
	Independent Power Producers & Energy Traders – 2.0% (1.4% of Total Investments)

2,268	NRG Energy, Inc., Credit Linked Deposit	5.021%	2/01/13	Ba1	2,106,831
4,603	NRG Energy, Inc., Term Loan	2.660%	2/01/13	Ba1	4,275,673

6,871	Total Independent Power Producers & Energy Traders				6,382,504
	Insurance – 3.4% (2.3% of Total Investments)

16,438	Conseco, Inc., Term Loan	2.386%	10/10/13	B+	10,643,652
	Internet Software & Services – 0.4% (0.3% of Total Investments)

3,000	Sabre, Inc., Term Loan	2.877%	9/30/14	B+	1,374,377
	IT Services – 3.6% (2.4% of Total Investments)

3,920	First Data Corporation, Term Loan B2	3.141%	9/24/14	BB–	2,494,148
1,980	First Data Corporation, Term Loan B3	3.141%	9/24/14	BB–	1,262,218
1,708	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	5.210%	7/28/12	B+	878,937
633	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	7.709%	3/02/14	CCC+	152,000
2,569	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.210%	7/28/12	B+	1,515,963
6,267	SunGard Data Systems, Inc., Term Loan B	3.707%	2/28/14	BB	4,901,565

17,077	Total IT Services				11,204,831
	Leisure Equipment & Products – 2.0% (1.3% of Total Investments)

10,025	Bombardier Recreational Products, Inc., Term Loan	4.224%	6/28/13	B	4,736,962
5,000	Wimar OpCo LLC, Term Loan, (5)	6.500%	1/03/12	N/R	1,475,000

15,025	Total Leisure Equipment & Products				6,211,962
	Machinery – 2.8% (1.9% of Total Investments)

5,000	Manitowoc Company, Term Loan	6.500%	11/06/14	BB+	3,893,750
933	Navistar International Corporation, Synthetic Letter of Credit	6.035%	1/19/12	N/R	667,333
2,567	Navistar International Corporation, Term Loan	3.659%	1/19/12	N/R	1,835,167
3,522	Oshkosh Truck Corporation, Term Loan	2.886%	12/06/13	BB+	2,460,675

12,022	Total Machinery				8,856,925
	Media – 26.0% (17.7% of Total Investments)

1,949	American Media Operations, Inc., Term Loan	3.950%	1/13/13	B2	1,169,323
6,870	Cequel Communications LLC, Term Loan B	2.575%	11/05/13	BB–	5,509,375

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)

$3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	3.959%	3/06/14	B1	$1,734,000
7,887	Charter Communications Operating Holdings LLC, Term Loan, DD1	3.442%	3/06/14	B1	6,053,528
1,731	Gray Television, Inc., Term Loan B	2.515%	12/31/14	B	767,210
7,840	Idearc, Inc., Term Loan	3.415%	11/17/14	B2	2,722,440
15,553	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	4.217%	4/08/12	N/R	7,169,995
8,633	Neilsen Finance LLC, Term Loan	3.884%	8/09/13	Ba3	6,906,301
640	NextMedia Operating, Inc., Delayed Term Loan	5.123%	11/15/12	B1	334,512
1,443	NextMedia Operating, Inc., Term Loan, First Lien	5.174%	11/15/12	B1	754,013
4,721	Philadelphia Newspapers, Term Loan, (5), (6)	0.000%	6/29/13	N/R	786,751
4,767	ProQuest Company, Term Loan B	2.920%	2/09/14	BB–	3,861,000
983	Readers Digest Association, Inc., Term Loan	3.614%	3/02/14	B2	393,000
3,777	SFX Entertainment, Inc., Term Loan	4.258%	6/20/13	Ba3	2,775,927
963	Spanish Broadcasting System, Inc., Term Loan B	3.210%	6/10/12	CCC+	370,563
25,682	Tribune Company, Term Loan B, (5), (6)	0.000%	6/04/14	Ca	7,181,904
2,048	Tribune Company, Term Loan X, (5), (6)	0.000%	6/04/09	Ca	575,488
3,853	Univision Communications, Inc., Term Loan, Second Lien	2.909%	3/29/09	CCC	3,370,938
25,000	Univision Communications, Inc., Term Loan	2.659%	9/29/14	B2	13,294,650
3,000	UPC Broadband Holding BV, Term Loan N	2.198%	12/31/14	Ba3	2,422,500
746	Valassis Communications, Inc., Delayed Term Loan	3.210%	3/02/14	Ba2	491,227
2,249	Valassis Communications, Inc., Tranche B, Term Loan	3.210%	3/02/14	Ba2	1,481,435
9,032	WMG Acquisition Corporation, Term Loan	3.340%	2/28/11	BB	7,575,867
6,025	Yell Group PLC, Term Loan	3.409%	10/27/12	N/R	3,775,669

148,392	Total Media				81,477,616
	Metals & Mining – 2.5% (1.7% of Total Investments)

2,722	Amsted Industries, Inc., Delayed Term Loan	4.136%	4/08/13	BB	1,891,978
3,749	Amsted Industries, Inc., Term Loan	3.235%	4/08/13	BB	2,605,415
985	Edgen Murray II LP, Term Loan	4.296%	5/11/14	B	696,067
4,545	John Maneely Company, Term Loan	4.436%	12/08/13	B+	2,522,322

12,001	Total Metals & Mining				7,715,782
	Oil, Gas & Consumable Fuels – 2.9% (1.9% of Total Investments)

1,965	Brand Energy & Infrastructure Services, Inc.,Term Loan B	3.745%	2/07/14	B1	1,213,388
2,977	CCS Income Trust, Term Loan	3.409%	11/14/14	BB–	1,913,008
301	Coffeyville Resources LLC, Credit Linked Deposit	6.000%	12/28/10	BB–	216,430
968	Coffeyville Resources LLC, Tranche D, Term Loan	8.500%	12/28/13	BB–	697,075
2,145	Quicksilver Resource, Inc., Term Loan	7.750%	8/08/13	B1	1,592,304
6,006	Western Refining, Inc., Term Loan, DD1	9.250%	5/30/14	BB–	3,370,922

14,362	Total Oil, Gas & Consumable Fuels				9,003,127
	Paper & Forest Products – 0.3% (0.2% of Total Investments)

1,975	Wilton Products, Term Loan	3.615%	11/16/14	Ba3	918,375
	Pharmaceuticals – 1.4% (1.0% of Total Investments)

1,627	Stiefel Laboratories, Inc., Delayed Term Loan	3.410%	12/28/13	BB–	1,358,389
2,127	Stiefel Laboratories, Inc., Term Loan	3.410%	12/28/13	BB–	1,775,968
1,055	Warner Chilcott Corporation, Tranche B, Term Loan	3.459%	1/18/12	BB–	946,409
383	Warner Chilcott Corporation, Tranche C, Term Loan	3.459%	1/18/12	BB–	344,035

5,192	Total Pharmaceuticals				4,424,801
	Real Estate Management & Development – 4.5% (3.1% of Total Investments)

7,303	Capital Automotive LP, Term Loan	2.200%	12/15/10	Ba1	3,004,510
14,080	LNR Property Corporation, Term Loan B	6.690%	7/12/11	BB	7,579,729
5,910	Realogy Corporation, Delayed Term Loan	4.673%	10/10/13	Caa1	3,518,411

27,293	Total Real Estate Management & Development				14,102,650
	Road & Rail – 4.4% (3.0% of Total Investments)

667	Hertz Corporation, Letter of Credit	3.775%	12/21/12	BB+	428,333
3,659	Hertz Corporation, Term Loan	2.152%	12/21/12	BB+	2,351,111
24,012	Swift Transportation Company, Inc., Term Loan	5.487%	5/10/14	B+	11,007,843

28,338	Total Road & Rail				13,787,287
	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

2,940	Freescale Semiconductor, Inc., Term Loan	3.931%	11/29/13	B1	1,521,450

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of INVESTMENTS January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Software – 2.4% (1.6% of Total Investments)

$6,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.909%	10/26/13	B	$2,025,000
7,551	Dealer Computer Services, Inc., Term Loan	2.409%	10/26/12	BB	4,002,000
2,000	IPC Systems, Inc., Term Loan, Second Lien	6.750%	5/31/15	CCC+	383,333
1,853	IPC Systems, Inc., Term Loan	3.709%	5/31/14	B+	1,051,735

17,404	Total Software				7,462,068
	Specialty Retail – 7.9% (5.4% of Total Investments)

5,840	Blockbuster, Inc., Tranche B, Term Loan	5.976%	8/20/11	B1	3,807,902
3,149	Burlington Coat Factory Warehouse Corporation, Term Loan	4.450%	5/28/13	B3	1,423,762
702	J Crew Operating Corporation, Term Loan	2.188%	5/15/13	BB+	582,456
9,477	Michaels Stores, Inc., Term Loan	2.770%	10/31/13	B	5,778,375
5,824	Sally Holdings LLC, Term Loan	3.849%	11/16/13	BB	4,866,281
5,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.584%	7/19/12	BB–	3,078,040
11,000	TRU 2005 RE Holding Co I LLC, Term Loan	3.448%	12/08/09	B3	5,314,375

41,977	Total Specialty Retail				24,851,191
	Textiles, Apparel & Luxury Goods – 1.2% (0.8% of Total Investments)

2,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	4.909%	3/05/14	BB–	1,683,333
2,432	HBI Branded Apparel Limited, Inc., Term Loan	2.975%	9/05/13	BB+	2,201,089

4,432	Total Textiles, Apparel & Luxury Goods				3,884,422
	Trading Companies & Distributors – 1.0% (0.7% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	2.188%	8/31/11	BB+	1,468,320
393	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.398%	1/20/14	B+	306,327
1,607	Brenntag Holdings GmbH & Co. KG, Facility B2	3.140%	1/20/14	B+	1,253,671

3,824	Total Trading Companies & Distributors				3,028,318
	Wireless Telecommunication Services – 2.8% (1.9% of Total Investments)

12,000	Asurion Corporation, Term Loan	4.325%	7/03/14	N/R	8,760,000

$684,289	Total Variable Rate Senior Loan Interests (cost $666,616,064)				412,751,128

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 8.9% (6.0% of Total Investments)

	Diversified Telecommunication Services – 1.4% (0.9% of Total Investments)

$5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	4.434%	6/15/13	BBB–	$4,300,000

	Energy Equipment & Services – 1.5% (1.0% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	3.184%	10/01/10	BBB–	4,652,865
	Food Products – 0.9% (0.6% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B–	1,447,780
1,780	Dole Foods Company	8.875%	3/15/11	B–	1,343,900

3,308	Total Food Products				2,791,680
	Health Care Providers & Services – 0.4% (0.2% of Total Investments)

2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	7.410%	9/15/15	CCC+	1,160,000
	Hotels, Restaurants & Leisure – 1.5% (1.0% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	B3	4,819,000
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

1,000	SemGroup LP, 144A, (9)	8.750%	11/15/15	C	40,000
	Paper & Forest Products – 0.5% (0.3% of Total Investments)

500	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B+	207,500
4,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	4.934%	8/01/14	B+	1,180,000

4,500	Total Paper & Forest Products				1,387,500
	Real Estate Investment Trust – 0.8% (0.6% of Total Investments)

4,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	3.535%	12/01/11	Ba3	2,580,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Semiconductors & Equipment – 1.7% (1.2% of Total Investments)

$1,400	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	6.684%	6/01/13	BB–	$1,169,000
16,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	3.934%	10/15/13	Caa1	3,900,000
1,000	Spansion LLC., Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (10)	4.309%	6/01/13	Caa2	257,500

18,400	Total Semiconductors & Equipment				5,326,500
	Textiles, Apparel & Luxury Goods – 0.2% (0.2% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	5.035%	12/15/14	B	735,000

$52,108	Total Corporate Bonds (cost $51,344,381)				27,792,545

Shares	Description (1)				Value
	Investment Companies – 2.2% (1.5% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$3,179,475
963,820	Eaton Vance Senior Income Trust				3,797,451

	Total Investment Companies (cost $11,947,776)				6,976,926

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 4.5% (3.0% of Total Investments)

$13,947	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/30/09, repurchase price $13,947,321, collateralized by $14,255,000 U.S. Treasury Bills, 0.000%, due 7/30/09, value $14,230,767	0.050%	2/02/09		$13,947,263

	Total Short-Term Investments (cost $13,947,263)				13,947,263

	Total Investments (cost $743,855,484) – 147.3%				461,467,862

	Borrowings – (21.1)% (11)				(66,000,000)

	Other Assets Less Liabilities – 7.3%				22,803,005

	Preferred Shares, at Liquidation Value – (33.5)% (11)				(105,000,000)

	Net Assets Applicable to Common Shares – 100%				$313,270,867

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to January 31, 2009, this issue was under the protection of the Federal Bankruptcy Court.
(6)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at January 31, 2009.
(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2009.
(9)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(10)	At or subsequent to January 31, 2009, this issue was under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(11)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 14.3% and 22.8%, respectively.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of INVESTMENTS
January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 145.0% (89.6% of Total Investments) (4)

	Aerospace & Defense – 0.9% (0.5% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.424%	7/31/14	BB–	$272,872
566	DAE Aviation Holdings, Inc., Term Loan B2	4.919%	7/31/14	BB–	268,996
1,150	Transdigm, Inc., Term Loan B	3.498%	6/23/13	BB–	1,006,250

2,290	Total Aerospace & Defense				1,548,118

	Airlines – 3.7% (2.3% of Total Investments)

1,970	Delta Air Lines, Inc., Term Loan	3.686%	4/30/14	B	1,001,182
3,679	Northwest Airlines, Inc., DIP Term Loan	2.390%	12/31/10	BB–	3,108,814
4,597	United Air Lines, Inc., Term Loan B	2.419%	2/01/14	B+	2,459,365

10,246	Total Airlines				6,569,361
	Auto Components – 2.1% (1.3% of Total Investments)

3,953	Federal-Mogul Corporation, Tranche B, Term Loan	2.355%	12/29/14	Ba2	1,897,444
2,017	Federal-Mogul Corporation, Tranche C, Term Loan	2.302%	12/28/15	Ba2	968,084
1,970	Lear Corporation, Term Loan	3.407%	4/25/12	B+	904,558

7,940	Total Auto Components				3,770,086
	Building Products – 5.2% (3.2% of Total Investments)

1,588	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	B–	416,913
3,000	Building Materials Corporation of America, Term Loan, Second Lien	6.250%	9/15/14	Caa2	1,245,000
4,901	Building Materials Corporation of America, Term Loan	3.874%	2/22/14	B+	3,196,068
3,361	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	1,462,200
3,394	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	1,476,451
2,933	TFS Acquisition, Term Loan	4.959%	8/11/13	B	1,319,625

19,177	Total Building Products				9,116,257
	Capital Markets – 1.2% (0.7% of Total Investments)

343	BNY Convergex Group LLC, Incremental Term Loan	3.848%	10/02/13	B+	232,049
2,786	BNY Convergex Group LLC, Term Loan	4.460%	10/02/13	B+	1,887,321

3,129	Total Capital Markets				2,119,370
	Chemicals – 5.8% (3.6% of Total Investments)

800	Celanese US Holdings LLC, Credit Linked Deposit	0.448%	4/02/14	BB+	657,334
1,529	Foamex LP, Term Loan B, (6)	4.270%	2/12/13	Ca	479,014
960	Hercules Offshore, Inc., Term Loan	3.210%	7/11/13	BB	660,044
2,403	Hexion Specialty Chemicals, Inc., Term Loan C1	3.688%	5/05/13	Ba3	1,021,275
522	Hexion Specialty Chemicals, Inc., Term Loan C2	3.750%	5/05/13	Ba3	221,850
3,023	Huntsman International LLC, Term Loan	2.161%	4/19/14	BB+	2,147,448
1,427	Ineos US Finance LLC, Tranche B2	8.202%	12/16/13	CCC+	549,224
1,427	Ineos US Finance LLC, Tranche C2	8.702%	12/16/14	CCC+	561,706
1,246	JohnsonDiversey, Inc., Delayed Term Loan	5.193%	12/16/10	Ba2	1,109,147
1,444	Lucite International, Term Loan B1	3.430%	7/07/13	B+	1,299,504
511	Lucite International, Term Loan B2	3.431%	7/07/13	B+	460,168
1,000	LyondellBasell Finance Company, Term Loan B2, (5), (6), WI/DD	TBD	TBD	Caa2	353,750
716	Rockwood Specialties Group, Inc., Term Loan E	1.909%	7/30/12	BB+	631,750

17,008	Total Chemicals				10,152,214
	Commercial Services & Supplies – 1.7% (1.1% of Total Investments)

27	Cenveo Corporation, Delayed Term Loan	3.275%	6/21/13	BB	16,465
949	Cenveo Corporation, Term Loan	3.275%	6/21/13	BB+	576,706
972	NCO Financial Systems, Inc., Term Loan	6.159%	5/15/13	Ba3	704,882
1,938	Rental Services Corporation, Term Loan	4.711%	11/27/13	B–	1,220,664
851	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	500,240

4,737	Total Commercial Services & Supplies				3,018,957
	Communications Equipment – 0.7% (0.4% of Total Investments)

2,340	Aspect Software, Inc., Term Loan B	4.563%	7/11/11	B1	1,216,800

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Consumer Finance – 0.4% (0.2% of Total Investments)

$1,883	Peach Holdings, Inc., Term Loan	5.218%	11/30/13	B	$668,583
	Containers & Packaging – 3.2% (2.0% of Total Investments)

491	Amscan Holdings Inc., Term Loan	3.930%	5/25/13	B1	335,278
4,022	Graham Packaging Company, L.P., Term Loan	4.508%	10/07/11	B+	3,246,950
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	3.000%	11/01/10	B1	409,068
685	Smurfit-Stone Container Corporation, Term Loan B	3.780%	11/01/11	B1	458,616
1,292	Smurfit-Stone Container Corporation, Term Loan C	3.858%	11/01/11	B1	849,346
405	Smurfit-Stone Container Corporation, Tranche C1	2.500%	11/01/11	B1	266,581

7,506	Total Containers & Packaging				5,565,839
	Diversified Consumer Services – 2.9% (1.8% of Total Investments)

1,925	Cengage Learning Acquisitions, Inc., Term Loan	2.910%	7/05/14	B+	1,465,262
257	Laureate Education, Inc., Delayed Term Loan	4.409%	8/17/14	B1	159,922
1,720	Laureate Education, Inc., Term Loan B	4.409%	8/17/14	B1	1,068,650
3,383	West Corporation, Term Loan	2.783%	10/24/13	BB–	2,431,712

7,285	Total Diversified Consumer Services				5,125,546
	Diversified Financial Services – 0.6% (0.4% of Total Investments)

1,995	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	BB–	1,097,250
	Diversified Telecommunication Services – 5.8% (3.6% of Total Investments)

896	Choice One Communications, Term Loan B	5.876%	6/30/12	B2	461,293
584	Intelsat, Tranche B, Term Loan A	3.925%	1/03/14	BB–	505,199
583	Intelsat, Tranche B, Term Loan B	3.925%	1/03/14	BB–	505,046
583	Intelsat, Tranche B, Term Loan C	3.925%	1/03/14	BB–	505,046
1,931	Intelsat, Tranche B, Term Loan	3.925%	7/01/13	BB–	1,712,168
2,000	Intelsat, Unsecured Term Loan	3.921%	2/01/14	BB–	1,480,000
4,533	Level 3 Financing, Inc., Term Loan	3.255%	3/13/14	B+	3,315,809
1,915	MetroPCS Wireless, Inc., Term Loan	4.486%	11/03/13	Ba2	1,676,273

13,025	Total Diversified Telecommunication Services				10,160,834
	Electric Utilities – 3.9% (2.4% of Total Investments)

806	Calpine Corporation, DIP Revolver, (7)	2.541%	3/31/14	B+	416,667
2,416	Calpine Corporation, DIP Term Loan	4.335%	3/31/14	B+	1,866,862
2,120	Murray Energy Corporation, Term Loan	10.696%	1/28/11	B3	1,759,600
1,950	TXU Corporation, Term Loan B2	4.752%	10/10/14	Ba3	1,365,505
1,975	TXU Corporation, Term Loan B3	3.906%	10/10/14	Ba3	1,381,512

9,267	Total Electric Utilities				6,790,146
	Electrical Equipment – 1.1% (0.7% of Total Investments)

2,929	Allison Transmission Holdings, Inc., Term Loan	3.169%	8/07/14	BB–	1,915,314
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)

1,950	Sensata Technologies B.V., Term Loan	2.934%	4/27/13	BB–	1,020,094
	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

953	PGS Finance, Inc., Term Loan	3.210%	6/29/15	Ba2	688,783
500	SemGroup, L.P., Term Loan B2, WI/DD	TBD	TBD	Caa3	206,250

1,453	Total Energy Equipment & Services				895,033
	Food Products – 1.6% (1.0% of Total Investments)

366	Dole Food Company, Inc., Deposit-Funded Commitment	2.790%	4/12/13	Ba3	305,589
646	Dole Food Company, Inc., Term Loan B	2.479%	4/12/13	Ba3	540,242
2,408	Dole Food Company, Inc., Term Loan C	2.941%	4/12/13	Ba3	2,012,783

3,420	Total Food Products				2,858,614
	Health Care Equipment & Supplies – 1.0% (0.6% of Total Investments)

1,415	Symbion, Inc., Term Loan A	3.659%	8/01/13	Ba3	849,150
1,415	Symbion, Inc., Term Loan B	3.659%	8/01/14	Ba3	849,150

2,830	Total Health Care Equipment & Supplies				1,698,300
	Health Care Providers & Services – 8.2% (5.1% of Total Investments)

973	HCA, Inc., Term Loan A	3.459%	11/18/12	BB	834,866
4,691	Health Management Associates, Inc., Term Loan	3.209%	2/28/14	BB–	3,367,239
1,529	HealthSouth Corporation, Term Loan	4.493%	3/10/13	BB–	1,344,240
1,269	IASIS Healthcare LLC, Delayed Term Loan	2.409%	3/14/14	Ba2	1,091,477
340	IASIS Healthcare LLC, Letter of Credit	0.319%	3/14/14	Ba2	292,523

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of INVESTMENTS January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Providers & Services (continued)

$3,668	IASIS Healthcare LLC, Term Loan	2.409%	3/14/14	Ba2	$3,154,258
519	LifePoint Hospitals, Inc.,Term Loan B	3.821%	4/18/12	Ba1	467,054
4,443	Vanguard Health Holding Company II LLC, Replacement Term Loan	3.273%	9/23/11	Ba3	3,836,623

17,432	Total Health Care Providers & Services				14,388,280
	Health Care Technology – 0.9% (0.6% of Total Investments)

1,881	Emdeon Business Services LLC, Term Loan	3.459%	11/18/13	BB–	1,626,658
	Hotels, Restaurants & Leisure – 12.3% (7.6% of Total Investments)

3,892	24 Hour Fitness Worldwide, Inc., Term Loan B	3.434%	6/08/12	Ba3	2,413,311
367	CBRL Group, Inc., Term Loan B2	1.910%	4/28/13	BB–	275,273
2,925	Cedar Fair LP, Term Loan	2.409%	8/30/12	BB–	2,225,438
333	Fontainebleau Las Vegas LLC, Delayed Term Loan, (7), (8)	2.000%	6/06/14	B	(241,667)
667	Fontainebleau Las Vegas LLC, Term Loan	5.443%	6/06/14	B	183,333
1,892	Green Valley Ranch Gaming LLC, Term Loan B	4.246%	2/16/14	B	813,677
2,963	Orbitz Worldwide, Inc., Term Loan	4.242%	7/25/14	BB–	1,318,313
4,839	Shingle Springs Tribal Gaming Authority, Term Loan, (7)	10.188%	12/17/13	N/R	4,188,521
1,970	Travelport LLC, Delayed Term Loan	3.709%	8/23/13	Ba2	1,142,600
714	Travelport LLC, Letter of Credit	3.709%	8/23/13	Ba2	413,990
3,557	Travelport LLC, Term Loan	3.041%	8/23/13	Ba2	2,063,238
1,990	Venetian Casino Resort LLC, Delayed Term Loan	2.160%	5/23/14	B+	983,648
7,880	Venetian Casino Resort LLC, Term Loan	2.160%	5/23/14	B+	3,895,049
3,258	Wintergames Holdings, Term Loan A	7.910%	12/22/13	N/R	1,995,574

37,247	Total Hotels, Restaurants & Leisure				21,670,298
	Household Products – 2.1% (1.3% of Total Investments)

4,306	Prestige Brands, Inc., Term Loan B	2.660%	4/06/11	BB–	3,767,419
	Insurance – 2.2% (1.3% of Total Investments)

683	Affirmative Insurance Holdings, Inc., Term Loan	5.301%	1/31/14	B–	350,103
5,326	Conseco, Inc., Term Loan	2.386%	10/10/13	B+	3,448,357

6,009	Total Insurance				3,798,460
	Internet Software & Services – 1.0% (0.6% of Total Investments)

3,887	Sabre, Inc., Term Loan	2.877%	9/30/14	B+	1,780,839
	IT Services – 2.9% (1.8% of Total Investments)

958	Attachmate Corporation, Term Loan	3.659%	4/13/13	BB–	517,113
444	First Data Corporation, Term Loan B2	3.141%	9/24/14	BB–	282,392
1,068	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	5.210%	7/28/12	B+	373,734
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	7.709%	3/02/14	CCC+	304,000
642	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.210%	7/28/12	B+	378,991
4,098	SunGard Data Systems, Inc., Term Loan B	3.707%	2/28/14	BB	3,205,250

8,477	Total IT Services				5,061,480
	Leisure Equipment & Products – 2.0% (1.2% of Total Investments)

5,468	Bombardier Recreational Products, Inc., Term Loan	4.224%	6/28/13	B	2,583,797
3,000	Wimar OpCo LLC, Term Loan, (5)	6.500%	1/03/12	N/R	885,000

8,468	Total Leisure Equipment & Products				3,468,797
	Machinery – 3.5% (2.1% of Total Investments)

3,000	Manitowoc Company, Term Loan	6.500%	11/06/14	BB+	2,336,250
578	Navistar International Corporation, Synthetic Letter of Credit	6.035%	1/19/12	N/R	413,111
1,589	Navistar International Corporation, Term Loan	3.659%	1/19/12	N/R	1,136,056
1,761	Oshkosh Truck Corporation, Term Loan	2.886%	12/06/13	BB+	1,230,338
276	Rexnord Corporation, Incremental Term Loan	2.938%	7/19/13	Ba2	217,672
934	Rexnord Corporation, Term Loan	3.335%	7/19/13	Ba2	735,861

8,138	Total Machinery				6,069,288
	Media – 29.4% (18.2% of Total Investments)

1,940	AMC Entertainment, Inc., Term Loan	2.139%	1/28/13	Ba1	1,716,092
985	CanWest Mediaworks LP, Term Loan	4.196%	7/10/15	Ba3	558,987
4,902	Cequel Communications LLC, Term Loan B	2.575%	11/05/13	BB–	3,931,601
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	3.959%	3/06/14	B1	1,734,000
7,717	Charter Communications Operating Holdings LLC, Term Loan	3.442%	3/06/14	B1	5,922,788
928	Cumulus Media, Inc., Term Loan	2.136%	6/11/14	B	329,440
2,928	HIT Entertainment, Inc., Term Loan B	4.960%	3/20/12	B+	1,324,981

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)

$2,000	HIT Entertainment, Inc., Term Loan	8.210%	2/26/13	B–	$400,000
4,900	Idearc, Inc., Term Loan	3.415%	11/17/14	B2	1,701,525
5,865	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	4.217%	4/08/12	N/R	2,703,653
5,917	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	4.709%	4/08/12	N/R	2,727,864
4,770	Neilsen Finance LLC, Term Loan	3.884%	8/09/13	Ba3	3,816,089
3,023	NextMedia Operating, Inc., Term Loan, Second Lien	8.170%	11/15/13	CCC	1,322,552
3,049	Philadelphia Newspapers, Term Loan A, (5), (6)	0.000%	6/29/12	N/R	228,671
1,907	ProQuest Company, Term Loan B	2.920%	2/09/14	BB–	1,544,400
3,784	SFX Entertainment, Inc., Term Loan	4.258%	6/20/13	Ba3	2,781,518
15,807	Tribune Company, Term Loan B, (5), (6)	0.000%	6/04/14	Ca	4,420,435
1,365	Tribune Company, Term Loan X, (5), (6)	0.000%	6/04/09	Ca	383,659
1,541	Univision Communications, Inc., Term Loan, Second Lien	2.909%	3/29/09	CCC	1,348,375
13,000	Univision Communications, Inc., Term Loan	2.659%	9/29/14	B2	6,913,218
406	Valassis Communications, Inc., Delayed Term Loan	3.210%	3/02/14	Ba2	267,141
1,223	Valassis Communications, Inc., Tranche B, Term Loan	3.210%	3/02/14	Ba2	805,639
2,743	WMG Acquisition Corporation, Term Loan	3.340%	2/28/11	BB	2,300,646
4,025	Yell Group PLC, Term Loan	3.409%	10/27/12	N/R	2,522,335

97,725	Total Media				51,705,609
	Metals & Mining – 2.6% (1.6% of Total Investments)

2,493	Amsted Industries, Inc., Delayed Term Loan	4.136%	4/08/13	BB	1,732,332
3,432	Amsted Industries, Inc., Term Loan	3.235%	4/08/13	BB	2,385,569
947	John Maneely Company, Term Loan	4.436%	12/08/13	B+	525,799

6,872	Total Metals & Mining				4,643,700
	Oil, Gas & Consumable Fuels – 7.1% (4.4% of Total Investments)

4,000	Alon Refining Krotz Springs, Inc., Term Loan	10.526%	7/03/14	B1	1,700,000
575	Calumet Lubricants Company LP, Credit Linked Deposit	5.275%	12/17/14	B1	330,460
4,311	Calumet Lubricants Company LP, Term Loan	6.149%	12/17/14	B1	2,479,011
2,985	CCS Income Trust, Term Loan	3.409%	11/14/14	BB–	1,917,814
301	Coffeyville Resources LLC, Credit Linked Deposit	6.000%	12/28/10	BB–	216,430
968	Coffeyville Resources LLC, Tranche D, Term Loan	8.500%	12/28/13	BB–	697,075
2,805	Quicksilver Resource, Inc., Term Loan	7.750%	8/08/13	B1	2,083,047
567	RAM Energy Resources, Inc., Term Loan	7.938%	11/29/12	N/R	396,853
4,687	Western Refining, Inc., Term Loan, WI/DD	TBD	TBD	BB–	2,630,530

21,199	Total Oil, Gas & Consumable Fuels				12,451,220
	Paper & Forest Products – 1.0% (0.6% of Total Investments)

3,950	Wilton Products, Term Loan	3.615%	11/16/14	Ba3	1,836,750
	Real Estate Management & Development – 5.4% (3.3% of Total Investments)

4,563	Capital Automotive LP, Term Loan	2.200%	12/15/10	Ba1	1,877,299
8,800	LNR Property Corporation, Term Loan B, DD1	6.690%	7/12/11	BB	4,737,330
4,925	Realogy Corporation, Delayed Term Loan	4.673%	10/10/13	Caa1	2,932,010

18,288	Total Real Estate Management & Development				9,546,639
	Road & Rail – 4.7% (2.9% of Total Investments)

444	Hertz Corporation, Letter of Credit	3.775%	12/21/12	BB+	285,556
2,440	Hertz Corporation, Term Loan	2.152%	12/21/12	BB+	1,567,407
14,174	Swift Transportation Company, Inc., Term Loan	5.487%	5/10/14	B+	6,498,092

17,058	Total Road & Rail				8,351,055
	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

1,520	Freescale Semiconductor, Inc., Term Loan	3.931%	11/29/13	B1	786,600
	Software – 3.6% (2.3% of Total Investments)

4,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.909%	10/26/13	B	1,350,000
5,878	Dealer Computer Services, Inc., Term Loan	2.409%	10/26/12	BB	3,115,269
3,436	IPC Systems, Inc., Term Loan	3.709%	5/31/14	B+	1,949,796

13,314	Total Software				6,415,065
	Specialty Retail – 7.9% (4.9% of Total Investments)

210	Blockbuster, Inc., Tranche A, Term Loan	5.800%	8/20/09	B1	175,580
1,882	Blockbuster, Inc., Tranche B, Term Loan	5.976%	8/20/11	B1	1,227,304
1,970	Burlington Coat Factory Warehouse Corporation, Term Loan	4.450%	5/28/13	B3	890,712
6,717	Michaels Stores, Inc., Term Loan	2.770%	10/31/13	B	4,095,629
1,941	Sally Holdings LLC, Term Loan	3.849%	11/16/13	BB	1,622,094

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of INVESTMENTS January 31, 2009 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Specialty Retail (continued)

$4,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.584%	7/19/12	BB–	$2,563,754
7,000	TRU 2005 RE Holding Co I LLC, Term Loan	3.448%	12/08/09	B3	3,381,875

24,705	Total Specialty Retail				13,956,948
	Textiles, Apparel & Luxury Goods – 1.1% (0.7% of Total Investments)

1,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	4.909%	3/05/14	BB–	841,666
1,216	HBI Branded Apparel Limited, Inc., Term Loan	2.975%	9/05/13	BB+	1,100,544

2,216	Total Textiles, Apparel & Luxury Goods				1,942,210
	Trading Companies & Distributors – 0.8% (0.5% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	2.188%	8/31/11	BB+	1,468,320
	Wireless Telecommunication Services – 2.9% (1.8% of Total Investments)

7,000	Asurion Corporation, Term Loan	4.325%	7/03/14	N/R	5,110,000

$431,926	Total Variable Rate Senior Loan Interests (cost $415,156,554)				255,152,351

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 13.4% (8.3% of Total Investments)

	Diversified Telecommunication Services – 4.9% (3.0% of Total Investments)

$10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	4.434%	6/15/13	BBB–	$8,600,000

	Health Care Equipment & Supplies – 0.5% (0.3% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	960,000
	Health Care Providers & Services – 2.3% (1.4% of Total Investments)

3,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,902,500
2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	7.410%	9/15/15	CCC+	1,160,000

5,000	Total Health Care Providers & Services				4,062,500
	Hotels, Restaurants & Leisure – 1.2% (0.8% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority, 144A	12.000%	10/15/15	B–	2,140,000
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

1,000	SemGroup LP, 144A, (9)	8.750%	11/15/15	C	40,000
	Paper & Forest Products – 0.5% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B+	830,000
	Real Estate Investment Trust – 1.1% (0.7% of Total Investments)

3,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	3.535%	12/01/11	Ba3	1,935,000
	Semiconductors & Equipment – 2.0% (1.2% of Total Investments)

1,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	6.684%	6/01/13	BB–	835,000
11,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	3.934%	10/15/13	Caa1	2,681,250

12,000	Total Semiconductors & Equipment				3,516,250

	Software – 0.3% (0.2% of Total Investments)

1,000	Telcorida Technologies, Floating Rate Note, 3.750% plus three-month LIBOR, 144A	4.934%	7/15/12	B	515,000

	Trading Companies & Distributors – 0.6% (0.4% of Total Investments)

2,000	Penhall International Corporation, 144A	12.000%	8/01/14	B–	1,010,000

$41,500	Total Corporate Bonds (cost $40,198,346)				23,608,750

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.4% (2.1% of Total Investments)

$6,011	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/30/09, repurchase price $6,010,548, collateralized by $6,145,000 U.S. Treasury Bills, 0.000%, due 7/30/09, value $6,134,554	0.050%	2/02/09	$6,010,523

	Total Short-Term Investments (cost $6,010,523)			6,010,523

	Total Investments (cost $461,365,423) – 161.8%			284,771,624

	Borrowings – (31.1)% (10)			(54,750,000)

	Other Assets Less Liabilities – 3.4%			6,013,454

	Preferred Shares, at Liquidation Value – (34.1)% (10)			(60,000,000)

	Net Assets Applicable to Common Shares – 100%			$176,035,078

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to January 31, 2009, this issue was under the protection of the Federal Bankruptcy Court.
(6)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at January 31, 2009.
(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2009.
(9)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(10)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 19.2% and 21.1%, respectively.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

Statement of ASSETS AND LIABILITIES
January 31, 2009 (Unaudited)

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Assets
Investments, at value (cost $285,030,515, $743,855,484 and $461,365,423, respectively)	$167,348,849	$461,467,862	$284,771,624
Cash equivalents (1)	—	60,038,335	40,024,465
Receivables:
Interest	1,771,832	3,742,934	2,766,691
Investments sold	14,024,854	27,169,219	8,484,305
Deferred borrowing costs	254,670	664,973	396,154
Other assets	72,801	52,037	41,530

Total assets	183,473,006	553,135,360	336,484,769

Liabilities
Borrowings	37,400,000	66,000,000	54,750,000
Payables:
Investments purchased	7,929,402	5,462,659	3,378,322
Preferred shares noticed for redemption, at liquidation value	—	60,000,000	40,000,000
Common share dividends	1,169,074	2,687,827	1,815,837
Preferred share dividends	665	10,861	18,878
Accrued expenses:
Interest on borrowings	65,713	62,174	82,024
Commitment Fees	47,915	104,269	69,631
Management fees	118,958	215,796	135,855
Other	163,276	320,907	199,144

Total liabilities	46,895,003	134,864,493	100,449,691

Preferred shares, at liquidation value	26,000,000	105,000,000	60,000,000

Net assets applicable to Common shares	$110,578,003	$313,270,867	$176,035,078

Common shares outstanding	29,834,353	47,413,998	28,419,322

Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$3.71	$6.61	$6.19

Net assets applicable to Common shares consist of:

Common shares, $.01 par value per share	$298,344	$474,140	$284,193
Paid-in surplus	283,081,377	668,859,592	400,806,953
Undistributed (Over-distribution of) net investment income	(1,964,145)	(5,156,175)	(5,055,919)
Accumulated net realized gain (loss) from investments	(53,155,907)	(68,519,068)	(43,406,350)
Net unrealized appreciation (depreciation) of investments	(117,681,666)	(282,387,622)	(176,593,799)

Net assets applicable to Common shares	$110,578,003	$313,270,867	$176,035,078

(1)	Segregated for the payment of Preferred shares.

See accompanying notes to financial statements.

Statement of OPERATIONS
Six Months Ended January 31, 2009 (Unaudited)

			Floating Rate
	Senior	Floating Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Investment Income
Interest	$8,011,905	$24,333,625	$13,154,278
Dividends	—	412,193	—
Fees	439,669	497,299	425,075

Total investment income	8,451,574	25,243,117	13,579,353

Expenses
Management fees	1,102,607	2,939,792	1,773,104
Preferred shares – auction fees	57,699	207,946	126,027
Preferred shares – dividend disbursing agent fees	3,025	11,847	11,332
Shareholders’ servicing agent fees and expenses	1,712	440	213
Interest expense on borrowings and amortization of borrowing costs	1,392,700	3,170,223	1,951,396
Commitment fees	374,760	883,761	540,839
Custodian’s fees and expenses	66,858	154,000	117,370
Trustees’ fees and expenses	106	5,006	2,338
Professional fees	75,077	162,465	103,988
Shareholders’ reports – printing and mailing expenses	26,721	59,858	32,003
Stock exchange listing fees	5,190	8,367	4,903
Investor relations expense	25,355	39,580	26,317
Other expenses	7,369	15,350	11,581

Total expenses before custodian fee credit and expense reimbursement	3,139,179	7,658,635	4,701,411
Custodian fee credit	(19)	(118)	(28)
Expense reimbursement	(105,859)	(1,124,114)	(631,100)

Net expenses	3,033,301	6,534,403	4,070,283

Net investment income	5,418,273	18,708,714	9,509,070

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(27,216,265)	(55,032,836)	(34,578,475)
Change in net unrealized appreciation (depreciation) of investments	(74,209,058)	(190,623,170)	(119,776,325)

Net realized and unrealized gain (loss)	(101,425,323)	(245,656,006)	(154,354,800)

Distributions to Preferred Shareholders
From net investment income	(491,320)	(2,567,657)	(1,549,796)

Net increase (decrease) in net assets applicable to Common shares from operations	$(96,498,370)	$(229,514,949)	$(146,395,526)

See accompanying notes to financial statements.

Statement of CHANGES in NET ASSETS (Unaudited)

					Floating Rate
	Senior Income (NSL)		Floating Rate Income (JFR)		Income Opportunity (JRO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/09	7/31/08	1/31/09	7/31/08	1/31/09	7/31/08
Operations
Net investment income	$5,418,273	$21,571,154	$18,708,714	$66,255,969	$9,509,070	$40,143,769
Net realized gain (loss) from investments	(27,216,265)	(864,262)	(55,032,836)	(1,581,140)	(34,578,475)	(1,368,207)
Change in net unrealized appreciation (depreciation) of investments	(74,209,058)	(23,804,061)	(190,623,170)	(55,357,732)	(119,776,325)	(35,207,041)
Distributions to Preferred Shareholders from net investment income	(491,320)	(2,232,230)	(2,567,657)	(17,405,269)	(1,549,796)	(10,510,311)

Net increase (decrease) in net assets applicable to Common shares from operations	(96,498,370)	(5,329,399)	(229,514,949)	(8,088,172)	(146,395,526)	(6,941,790)

Distributions to Common Shareholders
From net investment income	(7,234,831)	(19,138,737)	(17,798,009)	(51,281,612)	(11,609,293)	(32,383,816)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,234,831)	(19,138,737)	(17,798,009)	(51,281,612)	(11,609,293)	(32,383,816)

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	110,495	—	—	—

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	110,495	—	—	—

Net increase (decrease) in net assets applicable to Common shares	(103,733,201)	(24,468,136)	(247,202,463)	(59,369,784)	(158,004,819)	(39,325,606)
Net assets applicable to Common shares at the beginning of period	214,311,204	238,779,340	560,473,330	619,843,114	334,039,897	373,365,503

Net assets applicable to Common shares at the end of period	$110,578,003	$214,311,204	$313,270,867	$560,473,330	$176,035,078	$334,039,897

Undistributed (Over-distribution of) net investment income at the end of period	$(1,964,145)	$343,733	$(5,156,175)	$(3,499,223)	$(5,055,919)	$(1,405,900)

See accompanying notes to financial statements.

Statement of CASH FLOWS
Six Months Ended January 31, 2009 (Unaudited)

			Floating Rate
	Senior	Floating Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(96,498,370)	$(229,514,949)	$(146,395,526)
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(22,052,220)	(64,046,302)	(42,829,750)
Proceeds from sales and maturities of investments	92,288,198	231,173,031	134,140,072
Proceeds from (Purchases of) short-term investments, net	11,487,374	87,106,827	43,771,332
Amortization (Accretion) of premiums and discounts, net	(537,442)	(698,146)	(514,155)
(Increase) Decrease in receivable for interest	699,037	1,470,624	1,207,184
(Increase) Decrease in receivable for investments sold	(10,675,520)	(23,842,625)	(5,487,999)
(Increase) Decrease in other assets	16,867	21,380	(5,651)
Increase (Decrease) in payable for investments purchased	1,603,599	(843,275)	(4,121,761)
Increase (Decrease) in payable for Preferred dividends	(58,490)	(9,825)	(28,184)
Increase (Decrease) in accrued interest on borrowings	(150,707)	(498,470)	(254,007)
Increase (Decrease) in accrued commitment fees	47,915	104,269	69,631
Increase (Decrease) in accrued management fees	(101,122)	(194,381)	(123,129)
Increase (Decrease) in accrued other liabilities	(75,513)	(178,863)	(100,392)
Net realized (gain) loss from investments	27,216,265	55,032,836	34,578,475
Net realized (gain) loss from paydowns	2,029,000	505,376	2,893,371
Change in net unrealized (appreciation) depreciation of investments	74,209,058	190,623,170	119,776,325
Taxes paid on undistributed capital gains	1,341	—	—

Net cash provided by (used in) operating activities	79,449,270	246,210,677	136,575,836

Cash Flows from Financing Activities:
Increase (Decrease) in borrowings	(52,600,000)	(169,000,000)	(85,250,000)
(Increase) Decrease in deferred borrowing costs	454,945	1,187,911	707,692
Cash distributions paid to Common shareholders	(7,304,215)	(18,360,253)	(12,009,063)
Increase (Decrease) in payable for Preferred shares noticed for redemption, at liquidation value	—	60,000,000	40,000,000
Increase (Decrease) in Preferred shares	(20,000,000)	(60,000,000)	(40,000,000)

Net cash provided by (used in) financing activities	(79,449,270)	(186,172,342)	(96,551,371)

Net Increase (Decrease) in Cash	—	60,038,335	40,024,465
Cash and cash equivalents at the beginning of period	—	—	—

Cash and Cash Equivalents at the End of Period	$—	$60,038,335	$40,024,465

Supplemental Disclosure of Cash Flow Information

Cash paid by Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) for interest on borrowings (excluding amortization of borrowing costs) during the six months ended January 31, 2009, was $1,055,734, $2,393,781 and $1,446,965, respectively.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $110,495 for Floating Rate Income (JFR).

See accompanying notes to financial statements.

Notes to FINANCIAL STATEMENTS (Unaudited)

1.	General Information and Significant Accounting Policies
The funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation
The prices of senior loans, bonds and other securities in each Fund’s investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds’ Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC (“Symphony”), a subsidiary of Nuveen Investments, Inc. (“Nuveen”), and Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services’ value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Short-term investments are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2009, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued/delayed delivery purchase commitments of $7,153,072, $5,019,096 and $3,320,045, respectively.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior and subordinated loans and fee income and amendment fees, if any. Fee income, consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Further, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Dividends and Distributions to Common Shareholders
Each Fund declares monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from US generally accepted accounting principles.

Preferred Shares
Senior Income (NSL) has issued and outstanding 1,040 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Floating Rate Income (JFR) has issued and outstanding 1,050 shares of each Series M, T, W and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Floating Rate Income Opportunity (JRO) has issued and outstanding 800 shares of each Series M, TH and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Taxable Auctioned Preferred and FundPreferred (collectively, “Preferred”) shares issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

These developments have generally not affected the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds’ cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds’ future Common share earnings may be lower than they otherwise would have been.

As of January 31, 2009, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) redeemed $20 million, $295 million and $180 million of their outstanding Preferred shares at liquidation value.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Borrowing Costs
Costs incurred by each Fund in connection with structuring its refinancing are recorded as a deferred charge which are being amortized through May 14, 2009, and included with “Interest expense on borrowings and amortization of borrowing costs” on the Statement of Operations.

Indemnifications
Under the Funds’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with US generally accepted account principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of January 31, 2009:

Senior Income (NSL)	Level 1	Level 2	Level 3	Total
Investments	$4,599,876	$162,583,147	$165,826	$167,348,849

Floating Rate Income (JFR)	Level 1	Level 2	Level 3	Total
Investments	$20,924,189	$440,543,673	$—	$461,467,862

Floating Rate Income Opportunity (JRO)	Level 1	Level 2	Level 3	Total
Investments	$6,010,523	$278,761,101	$—	$284,771,624

The following is a reconciliation of Senior Income’s (NSL) Level 3 investments held at the beginning and end of the measurement period:

Senior Income
(NSL)
Level 3
Investments
Balance at beginning of period	$165,826
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(152)
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	152
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$165,826

For Senior Income (NSL) “Change in net unrealized appreciation (depreciation) of investments” presented on the Statement of Operations includes $(152) of net appreciation (depreciation) related to securities classified as Level 3 at period end.

3.	Fund Shares
Common Shares
On July 30, 2008, the Funds’ Board of Trustees approved an open-market share repurchase program under which each Fund may repurchase an aggregate of up to approximately 10% of their outstanding Common shares. The Funds did not repurchase any of their Common shares during the six months ended January 31, 2009.

Transactions in Common shares were as follows:

Floating Rate
	Senior Income (NSL)		Floating Rate Income (JFR)		Income Opportunity (JRO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/09	7/31/08	1/31/09	7/31/08	1/31/09	7/31/08
Common shares issued to shareholders due to reinvestment of distributions	—	—	18,792	—	—	—

Preferred Shares
Transactions in Preferred shares were as follows:

									Floating Rate
	Senior Income (NSL)				Floating Rate Income (JFR)				Income Opportunity (JRO)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	1/31/09		7/31/08		1/31/09		7/31/08		1/31/09		7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Preferred shares redeemed:
Series M	—	$—	—	$ —	2,950	$73,750,000	2,350	$58,750,000	2,400	$60,000,000	1,866	$46,650,000
Series T	—	—	—	—	2,950	73,750,000	2,350	58,750,000	—	—	—	—
Series W	—	—	—	—	2,950	73,750,000	2,350	58,750,000	—	—	—	—
Series TH	800	20,000,000	—	—	—	—	—	—	2,400	60,000,000	1,866	46,650,000
Series F	—	—	—	—	2,950	73,750,000	2,350	58,750,000	2,400	60,000,000	1,868	46,700,000

Total	800	$20,000,000	—	$ —	11,800	$295,000,000	9,400	$235,000,000	7,200	$180,000,000	5,600	$140,000,000

4.	Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2009, were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Purchases	$22,052,220	$64,046,302	$42,829,750
Sales and maturities	92,288,198	231,173,031	134,140,072

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

5. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2009, the cost of investments was as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Cost of investments	$285,054,711	$744,481,427	$461,513,569

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Gross unrealized:
Appreciation	$124,226	$—	$1,307,990
Depreciation	(117,830,088)	(283,013,565)	(178,049,935)

Net unrealized appreciation (depreciation) of investments	$(117,705,862)	$(283,013,565)	$(176,741,945)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2008, the Funds’ last tax year end, were as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Undistributed net ordinary income *	$1,823,259	$1,541,576	$1,890,746
Undistributed net long-term capital gains	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2008, paid on August 1, 2008.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2008, was designated for purposes of the dividends paid deduction as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Distributions from net ordinary income *	$21,957,308	$70,123,419	$43,648,063
Distributions from net long-term capital gains	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2008, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Expiration:
July 31, 2010	$14,207,781	$—	$—
July 31, 2011	10,704,255	—	—
July 31, 2013	—	819,145	30,377
July 31, 2014	—	2,934,270	2,151,577
July 31, 2015	1,002,070	9,492,118	5,017,841
July 31, 2016	—	183,234	1,294,188

Total	$25,914,106	$13,428,767	$8,493,983

Floating Rate Income Opportunity (JRO) elected to defer net realized losses from investments incurred from November 1, 2007 through July 31, 2008, the Fund’s last tax year-end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

Floating
Rate
Income
Opportunity
(JRO)
Post-October capital losses	$333,561

6.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

Senior Income (NSL)
Average Daily Managed Assets	Fund-Level Fee Rate
For the first $1 billion	.6500%
For the next $1 billion	.6375
For the next $3 billion	.6250
For the next $5 billion	.6000
For Managed Assets over $10 billion	.5750

Floating Rate Income (JFR)
Floating Rate Income Opportunity (JRO)
Average Daily Managed Assets	Fund-Level Fee Rate
For the first $500 million	.6500%
For the next $500 million	.6250
For the next $500 million	.6000
For the next $500 million	.5750
For Managed Assets over $2 billion	.5500

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the following table. As of January 31, 2009, the complex-level fee was. 2000%.

The complex-level fee schedule is as follows:

Complex-Level Assets Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of at Nuveen funds, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such funds (“Managed Assets”) but to exclude assets attributable to investments in other Nuveen funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony under which Symphony manages the investment portfolios of the Funds. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Senior Income’s (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
October 31,		October 31,
1999 *	.45%	2005	.35%
2000	.45	2006	.25
2001	.45	2007	.15
2002	.45	2008	.10
2003	.45	2009	.05
2004	.45

*	From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income’s (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2004 *	.32%	2009	.32%
2005	.32	2010	.24
2006	.32	2011	.16
2007	.32	2012	.08
2008	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity’s (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
July 31,		July 31,

2004 *	.30%	2009	.30%
2005	.30	2010	.22
2006	.30	2011	.14
2007	.30	2012	.07
2008	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

6.	Senior Loan Commitments
Unfunded Commitments
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2009, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had unfunded senior loan commitments of $1,152,778, $1,277,778 and $800,368, respectively.

Participation Commitments
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower. At January 31, 2009, there were no such outstanding participation commitments in any of the Funds.

7. Borrowing Arrangements

Senior Income (NSL) has entered into a $90 million commercial paper program with an affiliate of Citibank. As of January 31, 2009, the Fund’s outstanding balance on these borrowings was $37,400,000. For the six months ended January 31, 2009, the average daily balance outstanding and average interest rate on these borrowings were $62,136,413 and 2.89%, respectively.

Floating Rate Income (JFR) has entered into a $235 million commercial paper program with an affiliate of Citibank. As of January 31, 2009, the Fund’s outstanding balance on these borrowings was $66,000,000. For the six months ended January 31, 2009, the average daily balance outstanding and average interest rate on these borrowings were $131,089,130 and 2.88%, respectively.

Floating Rate Income Opportunity (JRO) has entered into a $140 million commercial paper program with an affiliate of Citibank. As of January 31, 2009, the Fund’s outstanding balance on these borrowings was $54,750,000. For the six months ended January 31, 2009, the average daily balance outstanding and average interest rate on these borrowings were $82,684,783 and 2.86%, respectively.

Interest expense incurred on these borrowings is recognized as “Interest expense on borrowings and amortization of borrowing costs” on the Statement of Operations.

8.	New Accounting Pronouncement
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)
In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of January 31, 2009, management does not believe the adoption of SFAS No. 161 will impact the

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

9. Subsequent Events
Distributions to Common Shareholders
The Funds declared Common share dividend distributions from their net investment income which was paid on March 2, 2009, to shareholders of record on February 15, 2009, as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Dividend per share	$.0400	$.0590	$.0650

Financial HIGHLIGHTS

Financial HIGHLIGHTS (Unaudited) Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions
				from Net	Distributions		Net			Offering Costs
	Beginning			Investment	from Capital		Investment	Capital		and	Ending
	Common		Net	Income to	Gains to		Income to	Gains to		Preferred	Common
	Share	Net	Realized/	Preferred	Preferred		Common	Common		Share	Share	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-		Underwriting	Net Asset	Market
	Value	Income(a)	Gain (Loss)	holders†	holders†	Total	holders	holders	Total	Discounts	Value	Value
Senior Income (NSL)

Year Ended 7/31:
2009(e)	$7.18	$.18	$(3.39)	$(.02)	$—	$(3.23)	$(.24)	$—	$(.24)	$—	$3.71	$3.54
2008	8.00	.72	(.83)	(.07)	—	(0.18)	(.64)	—	(.64)	—	7.18	6.18
2007	8.33	.79	(.33)	(.08)	—	.38	(.71)	—	(.71)	—	8.00	8.08
2006	8.48	.69	(.15)	(.07)	—	.47	(.62)	—	(.62)	—	8.33	8.15
2005	8.44	.66	—	(.04)	—	.62	(.58)	—	(.58)	—	8.48	8.97
2004	7.84	.64	.50	(.02)	—	1.12	(.52)	—	(.52)	—	8.44	9.91

Floating Rate Income (JFR)

Year Ended 7/31:
2009(e)	11.83	.39	(5.18)	(.05)	—	(4.84)	(.38)	—	(.38)	—	6.61	6.74
2008	13.08	1.40	(1.20)	(.37)	—	(.17)	(1.08)	—	(1.08)	—	11.83	10.19
2007	13.90	1.56	(.78)	(.43)	—	.35	(1.17)	—	(1.17)	—	13.08	12.88
2006	14.11	1.31	(.18)	(.35)	—	.78	(.99)	—	(.99)	—	13.90	13.15
2005	14.07	1.00	.10	(.20)	—	.90	(.86)	—	(.86)	—	14.11	13.69
2004(b)	14.33	.14	.04	(.02)	—	.16	(.21)	—	(.21)	(.21)	14.07	14.85

Floating Rate Income Opportunity (JRO)

Year Ended 7/31:
2009(e)	11.75	.33	(5.43)	(.05)	—	(5.15)	(.41)	—	(.41)	—	6.19	6.01
2008	13.14	1.41	(1.29)	(.37)	—	(.25)	(1.14)	—	(1.14)	—	11.75	10.06
2007	13.95	1.62	(.78)	(.43)	—	.41	(1.22)	—	(1.22)	—	13.14	13.05
2006	14.08	1.38	(.13)	(.35)	—	.90	(1.03)	—	(1.03)	—	13.95	13.30
2005	14.30	.80	.19	(.19)	—	.80	(.84)	—	(.84)	(.18)	14.08	13.41
2004(c)	14.33	—	—	—	—	—	—	—	—	(.03)	14.30	15.01

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	For the period March 25, 2004 (commencement of operations) through July 31, 2004.
(c)	For the period July 27, 2004 (commencement of operations) through July 31, 2004.
(d)	Borrowings Interest Expense includes amortization of borrowing costs.

(e)	For the six months ended January 31, 2009.
*	Annualized.
**	Total Return on Based Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return on Based Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***	After custodian fee credit, expense reimbursement from the Adviser and legal fee refund, where applicable.

		Ratios/Supplemental Data
			Ratios to Average Net				Ratios to Average Net
			Assets Applicable to				Assets Applicable to
			Common Shares Before				Common Shares After
Total Returns			Credit/Reimbursement/Refund				Credit/Reimbursement/Refund***					Preferred Shares at End of Period			Borrowings at End of Period
	Based
	on
	Common	Ending Net
Based	Share	Assets										Aggregate	Liquidation		Aggregate	Asset
on	Net	Applicable to			Net				Net		Portfolio	Amount	and Market	Asset	Amount	Coverage
Market	Asset	Common			Investment				Investment		Turnover	Outstanding	Value Per	Coverage	Outstanding	Per
Value**	Value**	Shares (000)	Expenses††		Income††		Expenses††		Income††		Rate	(000)	Share	Per Share	(000)	$1,000

(39.13)%	(45.48)%	$110,578	4.11	%*	6.95	%*	3.97	%*	7.09	%*	9%	$26,000	$25,000	$131,325	$37,400	$4,652
(16.31)	(2.32)	214,311	3.88		9.38		3.69		9.57		50	46,000	25,000	141,473	90,000	3,892
7.79	4.39	238,779	3.88		8.99		3.59		9.27		80	46,000	25,000	154,771	103,000	3,765
(1.87)	5.78	248,271	3.52		7.74		3.08		8.18		55	46,000	25,000	159,930	103,000	3,857
(3.40)	7.53	252,598	2.70		7.21		2.10		7.80		100	46,000	25,000	162,281	103,000	3,899
24.50	14.61	251,278	2.23		7.10		1.50		7.83		91	46,000	25,000	161,564	103,000	3,886

(30.18)	(41.33)	313,271	3.77	*	8.65	*	3.21	*	9.20	*	10	105,000	25,000	99,588	66,000	7,337
(13.07)	(1.43)	560,473	2.04		10.71		1.50		11.25		30	165,000	25,000	109,920	235,000	4,087
6.69	2.33	619,843	1.59		10.63		1.08		11.14		81	400,000	25,000	63,740	—	—
3.70	5.72	657,517	1.61		8.83		1.10		9.34		50	400,000	25,000	66,095	—	—
(1.99)	6.56	667,194	1.60		6.56		1.09		7.07		74	400,000	25,000	66,700	—	—
.40	(.39)	663,609	1.37	*	2.46	*	.93	*	2.90	*	14	400,000	25,000	66,476	—	—

(36.45)	(44.37)	176,035	3.94	*	7.45	*	3.41	*	7.98	*	11	60,000	25,000	98,348	54,750	5,311
(14.88)	(1.99)	334,040	2.06		10.88		1.55		11.38		33	100,000	25,000	108,510	140,000	4,100
7.13	2.73	373,366	1.61		11.06		1.13		11.54		81	240,000	25,000	63,892	—	—
7.32	6.60	396,195	1.63		9.36		1.15		9.84		50	240,000	25,000	66,270	—	—
(5.13)	4.47	399,792	1.53		5.25		1.08		5.70		58	240,000	25,000	66,645	—	—
.07	(.21)	383,212	1.28	*	(.01	)*	.98	*	.29	*	—	—	—	—	—	—

†	The amounts shown are based on Common share equivalents.

†† •	Ratios do not reflect the effect of dividend payments to Preferred shareholders.

•	Income ratios reflect income earned on assets attributable to Preferred shares and borrowings, where applicable.
•	Each ratio includes the effect of the interest expense paid on borrowings as follows:

	Ratios of Borrowings Interest Expense to Average
	Net Assets Applicable to Common Shares(d)

Senior Income (NSL)
Year Ended 7/31:
2009(e)	1.82	%*
2008	2.05
2007	2.22
2006	1.85
2005	1.00
2004	.48

Floating Rate Income (JFR)
Year Ended 7/31:
2009(e)	1.56	%*
2008	.28
2007	—
2006	—
2005	—
2004(b)	—

Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2009(e)	1.64	%*
2008	.28
2007	—
2006	—
2005	—
2004(c)	—

See accompanying notes to financial statements.

Reinvest Automatically
EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in common share NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

■	Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

NOTES

NOTES

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase and/or redeem shares of its own common and preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, NSL, JFR and JRO redeemed 800, 11,800 and 7,200 shares of their preferred stock, respectively. Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Nuveen Investments:
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.
Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of Institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed approximately $119 billion of assets on December 31, 2008.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:	www.nuveen.com/cef

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ESA-B-0109D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
See Portfolio of Investments in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund
By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 9, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 9, 2009

*	Print the name and title of each signing officer under his or her signature.